As filed with the U.S. Securities and Exchange Commission on May 8, 2015
File No. 002-73948
File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 182	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 183

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.
(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX      78746
     (Address of Principal Executive Office)           (Zip Code)

Registrant’s Telephone Number, including Area Code   (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary
DFA Investment Dimensions Group Inc.,
6300 Bee Cave Road, Building One, Austin, TX      78746
 (Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

[   ]           immediately upon filing pursuant to paragraph (b)
[X]           on May 10, 2015 pursuant to paragraph (b)
[   ]           60 days after filing pursuant to paragraph (a)(1)
[   ]           on [Date] pursuant to paragraph (a)(1)
[   ]           75 days after filing pursuant to paragraph (a)(2)
[   ]           on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[  ]           This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

VIT Inflation-Protected Securities Portfolio: Institutional Class Shares

This Post-Effective Amendment No. 182/183 to Registration File Nos. 0001609006-15-000013 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.	PART A – Prospectus relating to the Institutional Class shares of Registrant’s VIT Inflation-Protected Securities Portfolio series of shares.

4.	PART B – Statement of Additional Information relating to the Institutional Class shares of Registrant’s VIT Inflation-Protected Securities Portfolio series of shares.

5.	PART C – Other Information

6.	SIGNATURES

PROSPECTUS
May 10, 2015

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

Portfolio for Long-Term Investors Seeking to Invest In:

VIT Inflation-Protected Securities Portfolio

INSTITUTIONAL CLASS SHARES

This Prospectus describes the Institutional Class shares of the Portfolio which:

Are available to insurance company separate accounts funding variable life insurance contracts.

Do not charge sales commissions or loads.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

VIT Inflation-Protected Securities Portfolio	1
Investment Objective	1
Fees and Expenses of the Portfolio	1
Principal Investment Strategies	1
Principal Risks	2
Performance	3
Investment Advisor/Portfolio Management	3
Purchase and Redemption of Fund Shares	3
Tax Information	4
Additional Information on Investment Objective and Policies	5
Portfolio Strategies	5
Other Information	5
Securities Loans	6
Management of the Fund	6
Management Fees	7
Fee Waiver and Expense Assumption Agreement	8
Dividends, Capital Gains Distributions and Taxes	8
Purchase and Redemption of Shares	9
Redemption of Small Accounts	9
Policy Regarding Excessive or Short-Term Trading	9
Valuation of Shares	11
Net Asset Value	11
Disclosure of Portfolio Holdings	12
Delivery of Shareholder Documents	12

VIT Inflation-Protected Securities Portfolio

INVESTMENT OBJECTIVE

The investment objective of the VIT Inflation-Protected Securities Portfolio (the “Inflation-Protected Portfolio” or “Portfolio”) is to provide inflation protection and earn current income consistent with inflation-protected securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the Inflation-Protected Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee                                                                                       0.10%
Other Expenses*                                                                                        0.03%
Total Annual Fund Operating Expenses                                                0.13%

*         The Inflation-Protected Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.

Example

This Example is meant to help you compare the cost of investing in the Inflation-Protected Portfolio with the cost of investing in other mutual funds. The Example does not include any fees or charges imposed by the variable insurance contract and if such fees were included, expenses would be higher. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

l Year	3 Years
$13	$42

Portfolio Turnover

The Inflation-Protected Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Inflation-Protected Portfolio’s performance.  Because the Inflation-Protected Portfolio is new, information about portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

The Inflation-Protected Portfolio seeks its investment objective by investing in a universe of inflation- protected securities that are structured to provide returns linked to the rate of inflation over the long-term. The Inflation-Protected Portfolio ordinarily invests in inflation-protected securities issued by the U.S. Government and its agencies and instrumentalities and the credit quality of such inflation-protected securities will be that of such applicable U.S. government, agency or instrumentality issuer.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in inflation-protected securities. Inflation-protected securities (also known as inflation-indexed securities) are securities whose principal and/or interest payments are adjusted for inflation, unlike conventional debt securities that make fixed principal and interest payments. Inflation-protected securities include Treasury Inflation-Protected Securities (“TIPS”), which are securities

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issued by the U.S. Treasury. The principal value of TIPS is adjusted for inflation (payable at maturity) and the semi-annual interest payments by TIPS equal a fixed percentage of the inflation-adjusted principal amount. These inflation adjustments are based upon the Consumer Price Index for Urban Consumers (CPI-U). The original principal value of TIPS is guaranteed, even during periods of deflation. At maturity, TIPS are redeemed at the greater of their inflation-adjusted principal or par amount at original issue. Other types of inflation-protected securities may use other methods to adjust for inflation and other measures of inflation. In addition, inflation-protected securities issued by entities other than the U.S. Treasury may not provide a guarantee of principal value at maturity.

Generally, the Inflation-Protected Portfolio will purchase inflation-protected securities with maturities of between five and twenty years from the date of settlement, although it is anticipated that, at times, the Portfolio will purchase securities outside of this range. The Portfolio ordinarily will have an average weighted maturity, based upon market values, of between three to twelve years.

The Inflation-Protected Portfolio is authorized to invest more than 25% of its total assets in Treasury bonds, bills and notes and obligations of U.S. government agencies and instrumentalities. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements.

The Inflation-Protected Portfolio may lend its portfolio securities to generate additional income.

PRINCIPAL RISKS

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer- specific events will cause the value of securities, and the Inflation-Protected Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to changes in interest rates.

Inflation-Protected Securities Interest Rate Risk: Inflation-protected securities may react differently from other fixed income securities to changes in interest rates. Because interest rates on inflation-protected securities are adjusted for  inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the value of inflation-protected securities are anticipated to change in response to changes in “real” interest rates, which represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, the value of an inflation-protected security will fall when real interest rates rise and will rise when real interest rates fall.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact the Inflation-Protected Portfolio’s performance. Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government, that are supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limitations, and securities issued by agencies and instrumentalities sponsored by the U.S. Government that are sponsored by the credit of the issuing agencies, such as Freddie Mac and Fannie Mae, are subject to a greater degree of credit risk. U.S. government agency securities issued or guaranteed by the credit of the agency may still involve a risk of non-payment of principal and/or interest.

Risks of Investing for Inflation Protection: Because the interest and/or principal payments on an inflation- protected security are adjusted periodically for changes in inflation, the income distributed by the Inflation-Protected Portfolio may be irregular. Although the U.S. Treasury guarantees to pay at least the original face value of any inflation-protected securities the Treasury issues, other issuers may not offer the same guarantee. Also, inflation-protected securities, including those issued by the U.S. Treasury, are not protected against deflation. As a result, in a period of deflation, the principal and income of inflation-protected securities held by the Portfolio will decline and the Portfolio may suffer a loss during such periods. While inflation-protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead

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to a decline in the Portfolio’s value. For example, if interest rates rise due to reasons other than inflation, the Portfolio’s investment in these securities may not be protected to the extent that the increase is not reflected in the securities’ inflation measures. In addition, positive adjustments to principal generally will result in taxable income to the Portfolio at the time of such adjustments (which generally would be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of inflation-protected securities is not guaranteed and will fluctuate.

Income Risk: Income risk is the risk that falling interest rates will cause the Inflation-Protected Portfolio’s income to decline because, among other reasons, the proceeds from maturing short-term securities in its portfolio may be reinvested in lower-yielding securities.

Liquidity Risk: Liquidity risk exists when particular portfolio investments are difficult to purchase or sell. To the extent that the Inflation-Protected Portfolio holds illiquid investments, the Portfolio’s performance may be reduced due to an inability to sell the investments at opportune prices or times. Liquid portfolio investments may become illiquid or less liquid after purchase by the Inflation-Protected Portfolio due to low trading volume, adverse investor perceptions and/or other market developments. Liquidity risk includes the risk that the Inflation-Protected Portfolio will experience significant net redemptions at a time when it cannot find willing buyers for its portfolio securities or can only sell its portfolio securities at a material loss.  Liquidity risk can be more pronounced in periods of market turmoil.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Inflation-Protected Portfolio may lose money and there may be a delay in recovering the loaned securities. The Portfolio could also lose money if it does not recover the securities and/ or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

PERFORMANCE

Performance information is not available for the Inflation-Protected Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting http://us.dimensional.com.

INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the Inflation-Protected Portfolio. Dimensional Fund Advisors Ltd. and DFA Australia Limited serve as the sub-advisors for the Inflation-Protected Portfolio. The following individuals are responsible for coordinating the day-to-day management of the Inflation-Protected Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager of the Portfolio since inception.

PURCHASE AND REDEMPTION OF FUND SHARES

Shares of the Inflation-Protected Portfolio are sold only to insurance company separate accounts funding variable life insurance contracts. Purchases and redemptions of shares of the Portfolio by a separate account will be effected at the net asset value per share. Contract owners do not deal directly with the Portfolio with respect to the acquisition or redemption of shares of the Portfolio. Please see the prospectus of the insurance company separate account for information regarding the purchase and redemption of shares of the Portfolio.

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TAX INFORMATION

The dividends and distributions paid from the Inflation-Protected Portfolio to the insurance company separate accounts generally will consist of ordinary income, capital gains, or some combination of both. Because shares of the Portfolio must be purchased through separate accounts, such distributions will be exempt from current taxation by contract holders if left to accumulate within the separate account, in which case taxes are deferred until withdrawal from the account.

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ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES

DFA Investment Dimensions Group Inc. (the “Fund”) offers a variety of investment portfolios. Each of the investment company’s portfolios has its own investment objective and is the equivalent of a separate mutual fund. Institutional Class shares of the Inflation-Protected Portfolio are offered in this Prospectus. The Inflation-Protected Portfolio is designed for long-term investors.

The following is a description of the categories of investments that may be acquired by the Portfolio:

1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. Government, including bills, notes and bonds.

2. U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. Government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. Government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3. Repurchase Agreements—Instruments through which the Portfolio purchases securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolio will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to the Portfolio’s illiquid securities policy. The Portfolio also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

4. Money Market Funds—The Portfolio may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

The categories of investments that may be acquired by the Portfolio may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Portfolio Strategies

In managing the Inflation-Protected Portfolio, the Advisor places priority on efficiently managing portfolio turnover and keeping trading costs low. The Inflation-Protected Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term “credit risk premium” means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and “maturity risk premium” means the anticipated incremental return on investment for holding securities having longer-term maturities as compared to securities having shorter-term maturities. The holding period for assets of the Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

Other Information

Commodity Pool Operator Exemption

The Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) with respect to the Portfolio described in this Prospectus, and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA with respect to the Portfolio.

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SECURITIES LOANS

The Portfolio is authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income. While the Portfolio may earn additional income from lending securities, such activity is incidental to the investment objective of the Portfolio. The value of securities loaned may not exceed 33 1/3% of the value of the Portfolio’s total assets, which includes the value of collateral received. To the extent the Portfolio loans a portion of its securities, the Portfolio will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least (i) 100% of the current market value of the loaned securities with respect to securities of the U.S. Government or its agencies, (ii) 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) 105% of the current market value of the loaned securities with respect to foreign securities. Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Portfolio may also invest such collateral in securities of the U.S. Government or its agencies, repurchase agreements collateralized by securities of the U.S. Government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage backed securities.

In addition, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. See the Statement of Additional Information (“SAI”) for a further discussion of the tax consequences related to securities lending. The Portfolio will be entitled to recall a loaned security in time to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Portfolio knows a material event will occur. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending Risk” for a discussion of the risks related to securities lending.

MANAGEMENT OF THE FUND

The Advisor serves as investment advisor to the Portfolio. Pursuant to an Investment Management Agreement with the Portfolio, the Advisor is responsible for the management of its assets. The Portfolio is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has eleven members. Investment strategies for the Portfolio are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types and brokers.

In accordance with the team approach used to manage the portfolios, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the portfolios based on the parameters established by the Investment Committee. The individuals named in the Portfolio’s “INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT” section coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and responsible for the fixed income portfolios since the end of 1991.

Mr. Kolerich is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined the Advisor as a portfolio manager in 2001 and has been responsible for the fixed income portfolios since 2012.

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The Portfolio’s SAI provides information about each portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Fund shares.

The Advisor provides the Portfolio with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board approving the investment management agreement with respect to the Portfolio will be available in future annual or semi-annual reports for the Portfolio.

The Fund bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors, the cost of filing its registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Fee Waiver and Expense Assumption Agreements for certain portfolios of the Fund, including the Portfolio. Expenses allocable to a particular portfolio or class of a portfolio are so allocated. The expenses of the Fund which are not allocable to a particular portfolio or class of a portfolio are to be borne by each portfolio or class of a portfolio of the Fund on the basis of its relative net assets.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2015, assets under management for all Dimensional affiliated advisors totaled approximately $376 billion.

Management Fees

The “Annual Fund Operating Expenses” table describes the anticipated fees to be incurred by the Portfolio for the services provided by the Advisor for the first full fiscal year. The Advisor, not the Portfolio, will compensate the sub-advisors.

Sub-Advisors

Pursuant to a Sub-Advisory Agreement with the Advisor, DFA Australia, Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the Portfolio. DFA Australia’s duties include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio as well as making recommendations and elections on corporate actions.

Pursuant to a Sub-Advisory Agreement with the Advisor, DFAL, 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the Portfolio. DFAL’s duties include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

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Manager of Managers Structure

The Advisor and the Fund intend to apply for an exemptive order from the Securities and Exchange Commission (the “SEC”) for a manager of managers structure that will allow the Advisor to appoint, replace or change, without prior shareholder approval, but subject to Board approval, sub-advisors that are controlled by the Advisor (i.e., the Advisor holds the right to vote over 50% of the sub-advisor’s outstanding voting securities) (“Dimensional Controlled Sub-advisors”).  The Board only will approve a change with respect to sub-advisors if the Directors conclude that such arrangements would be in the best interests of the shareholders of the Portfolio.  As described above, DFA Australia and DFAL, each a Dimensional Controlled Sub-advisor, currently serve as sub-advisors to the Portfolio.  If a new Dimensional Controlled Sub-advisor is hired for the Portfolio, shareholders will receive information about the new sub-advisor within 90 days of the change. The exemptive order will allow greater flexibility for the Advisor to utilize, if desirable, personnel throughout the worldwide organization enabling the Portfolio to operate more efficiently.  The Advisor will not hire unaffiliated sub-advisors and will not request the ability to do so in its application to the SEC for an exemptive order to allow the manager of managers structure.

The use of the manager of managers structure with respect to the Portfolio may be subject to certain conditions set forth in the SEC exemptive order. There can be no assurance that the SEC will grant the application for an exemptive order. Unless and until any such exemptive order is obtained, any appointment or replacement of sub-advisors would require shareholder approval.

Fee Waiver and Expense Assumption Agreement

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.18% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.  At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

Dividends and Distributions. The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to shareholders. Dividends from net investment income of the Portfolio are distributed annually and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

Capital gains distributions may vary considerably from year to year as a result of the Portfolio’s normal investment activities and cash flows. During a time of economic volatility, the Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Portfolio may experience a current year loss, it may nonetheless distribute prior year capital gains.

Shareholders of the Portfolio will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date).

Tax Considerations. Shares of the Portfolio must be purchased through insurance company separate accounts used to fund variable life insurance contracts. As a result, it is anticipated that any dividend or capital gains distributions from the

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Portfolio will be exempt from current taxation by contract holders if left to accumulate within a variable insurance contract. Withdrawals from such contracts may be subject to ordinary income tax plus a 10% penalty tax if made before age 59 ½.

The tax status of your investment in the Portfolio depends upon the features of your variable life insurance contract. For further information, please refer to the prospectus of the insurance company separate account.

PURCHASE AND REDEMPTION OF SHARES

           Shares of the Portfolio are sold only to insurance company separate accounts funding variable life insurance contracts. Purchases and redemptions of shares of the Portfolio by a separate account will be effected at the net asset value per share. (See “VALUATION OF SHARES”). Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of shares of the Portfolio. Please see the prospectus of the insurance company separate account for information regarding the purchase and redemption of shares of the Portfolio. When in the best interests of the Portfolio, the Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities in lieu of cash in accordance with Rule 18f-1 under the Investment Company Act of 1940 (the “1940 Act”). Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions.

Under certain circumstances and when deemed in the best interest of the Portfolio, redemption proceeds may take up to seven days to be sent after receipt of the redemption request.

Redemption of Small Accounts

With respect to the Portfolio, the Fund reserves the right to redeem a shareholder’s account if the value of the shares in the Portfolio is $500 or less because of redemption by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the shareholder, the Fund will give written notice of the redemption to the shareholder at least sixty days before the redemption date. The shareholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the shares in the account for the Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a shareholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

The Board of Directors of the Fund (the “Board”) has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Fund: (i) trade activity monitoring and purchase blocking procedures; and (ii) use of fair value pricing.

The Fund, Dimensional and their agents monitor trades and flows of money in and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional and their agents reserve the right to restrict, refuse or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially disruptive to a Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio, and accounts under common ownership, influence or control.

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In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in a Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in that Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) purchases and redemptions by U.S. registered investment companies that operate as fund of funds and non-U.S. investment companies that operate as fund of funds that the Fund or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the same Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional or their designees will have the ability, pursuant to Rule 22c-2 under the 1940 Act, to request information from financial intermediaries, such as 401(k) plan administrators, trust companies and broker dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional or their designees, when they detect trading patterns in shares of the Fund that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of certain Intermediaries that have not expressly adopted procedures to implement this Policy. The Fund and Dimensional may work with Intermediaries to implement purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the

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Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investor.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolio. These procedures are designed to help ensure that the prices at which Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in a Portfolio may occur. The Portfolio does not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of the Portfolio is calculated on days that the NYSE is open for trading.  The net asset value per share of the Portfolio is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s investments and other assets less any liabilities, by the total outstanding shares of the stock of the Portfolio. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

The value of the shares of the Portfolio will fluctuate in relation to its investment experience. The value of the shares of the Portfolio will tend to fluctuate with interest rates because, unlike money market funds, the Portfolio does not seek to stabilize the value of its shares by use of the “amortized cost” method of asset valuation. Securities held by the Portfolio will be valued in accordance with applicable laws and procedures adopted by the Board of Directors, and generally, as described below.

Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities using data, reflecting the earlier closing of the principal markets for those securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. Net asset value includes interest on fixed income securities which is accrued daily.

The value of the securities and other assets of the Portfolio for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that the Portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Portfolio determines its net asset value per share. As a result,

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the sale or redemption by the Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by the Portfolio is determined each day as of such close.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio generally will disclose up to its 25 largest portfolio holdings (other than cash and cash equivalents) and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio, as of the most recent month-end, online at the Advisor’s public Web site, http://us.dimensional.com, within 20 days after the end of each month. The Portfolio also generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public Web site, 30 days following the month-end or more frequently and at different periods when authorized in accordance with the Portfolio’s policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

DELIVERY OF SHAREHOLDER DOCUMENTS

To eliminate duplicate mailings and reduce expenses, the Portfolio may deliver a single copy of certain shareholder documents, such as this Prospectus and annual and semi-annual reports, to related shareholders at the same address, even if accounts are registered in different names. This practice is known as “householding.” The Portfolio will not household personal information documents, such as account statements. If you do not want the mailings of these documents to be combined with other members of your household, please call the transfer agent at (888) 576-1167. We will begin sending individual copies of the shareholder documents to you within 30 days of receiving your request.

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Other Available Information

You can find more information about the Fund and the Portfolio in the Fund’s SAI and Annual and Semi-Annual Reports.

Statement of Additional Information. The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year.

Request free copies from:

•	Your investment advisor—you are a client of an investment advisor who has invested in the Portfolio on your behalf.

•	The Fund—you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (512) 306-7400.

•	Access them on our Web site at http://us.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at http://www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•
Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP
6300 Bee Cave Road, Building One
Austin, TX 78746
(512) 306-7400

DFA Investment Dimensions Group Inc.—Registration No. 811-3258

DFA INVESTMENT DIMENSIONS GROUP INC.

6300 Bee Cave Road, Building One, Austin, TX 78746
Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

May 10, 2015

VIT Inflation-Protected Securities Portfolio

INSTITUTIONAL CLASS SHARES

DFA Investment Dimensions Group Inc. (the “Fund” or “DFAIDG”) is an open-end management investment company that offers eighty series of shares. This Statement of Additional Information (“SAI”) relates to the Institutional Class shares of the VIT Inflation-Protected Securities Portfolio (the “Portfolio”). The shares of the Portfolio are sold only to separate accounts of insurance companies in conjunction with variable life insurance contracts.

This SAI is not a Prospectus but should be read in conjunction with the Prospectus for the Institutional Class shares of the Portfolio, dated May 10, 2015, as amended from time to time. As of the date of this SAI, the Portfolio has not yet commenced operations. No financial information is shown for the Portfolio in the Fund’s annual report for the fiscal year ended October 31, 2014. The Prospectus can be obtained by writing to the Fund at the above address or by calling the above telephone number.

TABLE OF CONTENTS

PORTFOLIO CHARACTERISTICS AND POLICIES
BROKERAGE TRANSACTIONS
INVESTMENT LIMITATIONS
CASH MANAGEMENT PRACTICES
INTERFUND BORROWING AND LENDING
DIRECTORS AND OFFICERS
SERVICES TO THE FUND
ADVISORY FEES
PORTFOLIO MANAGERS
GENERAL INFORMATION
CODE OF ETHICS
SHAREHOLDER RIGHTS
PRINCIPAL HOLDERS OF SECURITIES
PURCHASE AND REDEMPTION OF SHARES
TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS
PROXY VOTING POLICIES
DISCLOSURE OF PORTFOLIO HOLDINGS
FINANCIAL STATEMENTS
PERFORMANCE DATA

1 1 2 3 3 4 15 17 17 19 19 19 20 20 20 26 27 29 29

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PORTFOLIO CHARACTERISTICS AND POLICIES

Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) serves as investment advisor to the Portfolio. The Advisor is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the Prospectus of the Portfolio. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus. This SAI relates to the Institutional Class shares of the Portfolio.

The Portfolio is diversified under the federal securities laws and regulations.

The Portfolio has adopted a non-fundamental policy as required by Rule 35d-1 under the Investment Company Act of 1940 (the “1940 Act”) that, under normal circumstances, at least 80% of the value of the Portfolio’s net assets, plus the amount of any borrowings for investment purposes, will be invested in a specific type of investment.  Additionally, if the Portfolio changes its non-fundamental 80% investment policy, the Portfolio will notify shareholders at least 60 days before the change, and will change the name of the Portfolio. For more information on the Portfolio’s specific 80% policy, see the “PRINCIPAL INVESTMENT STRATEGIES” section in the Prospectus.

BROKERAGE TRANSACTIONS

The Portfolio acquires and sells securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making, and other factors. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Portfolio effects transactions.

Portfolio transactions will be placed with a view to receiving the best price and execution. The Advisor will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of securities being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolio to determine the effect that the brokers’ trading has on the market prices of the securities in which the Portfolio invests.  The Advisor also checks the rate of commission, if any, being paid by the Portfolio to its brokers to ascertain that the rates are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. and DFA Australia Limited may also perform these services for the Portfolio.

Subject to the duty to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund, is prohibited from selecting brokers and dealers to effect the Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Portfolio with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as: reports concerning individual issuers; general economic or industry reports or research data compilations; compilations of securities prices, earnings, dividends, and similar data; computerized databases; quotation services; trade analytics; ancillary brokerage services; and services of economic or other consultants.  The Investment Management Agreement permits the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolio.

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INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Portfolio will not:

(1)
borrow money, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)
make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

(3)
purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)
purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this limitation does not prevent the Portfolio from (i) purchasing or selling securities of companies that purchase or sell commodities or that invest in commodities; (ii) engaging in any transaction involving currencies, options, forwards, futures contracts, options on futures contracts, swaps, hybrid instruments or other derivatives; or (iii) investing in securities, or transacting in other instruments, that are linked to or secured by physical or other commodities;

(5)
purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act; or

(8)
concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or securities of other investment companies).

With respect to the investment limitation described in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio. The Portfolio does not currently intend to borrow money for investment purposes.

Although the investment limitation described in (2) above prohibits loans, the Portfolio is authorized to lend portfolio securities.

The Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of the Portfolio’s net assets. Further, pursuant to Rule 144A under the Securities Act of 1933, the Portfolio may purchase certain unregistered (i.e., restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is determined that a liquid market does exist, the securities will not be subject to the 15% limitation on holdings of illiquid assets. While maintaining oversight, the Board of Directors of the Fund has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be

2

considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

For purposes of the investment limitation described in (8) above, management does not consider securities that are issued by the U.S. Government or its agencies or instrumentalities to be investments in an “industry.”  However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be an “industry” subject to the 25% limitation. Thus, not more than 25% of the Portfolio’s total assets will be invested in securities issued by any one foreign government or supranational organization. The Portfolio might invest in certain securities issued by companies in a particular industry whose obligations are guaranteed by a foreign government. Management could consider such a company to be within the particular industry and, therefore, the Portfolio will invest in the securities of such a company only if the Portfolio can do so under the Portfolio’s policy of not being concentrated in any single industry.

        Unless otherwise indicated, all limitations applicable to the Portfolio’s investments apply only at the time that a transaction is undertaken.

CASH MANAGEMENT PRACTICES

The Portfolio engages in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Portfolio, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant. In addition, the Portfolio may enter into arrangements with its custodian whereby it may earn a credit on its cash balances maintained in its non-interest bearing U.S. Dollar custody cash account to be applied against fund service fees payable to the custodian or the custodian’s subsidiaries for fund services provided.

The Portfolio may invest cash in short-term repurchase agreements. In addition, the Portfolio may invest a portion of its assets in short-term government fixed income obligations and affiliated and unaffiliated registered and unregistered money-market funds, including government money market funds. With respect to fixed income instruments, except in connection with corporate actions, the Portfolio will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor. Investments in money market mutual funds may involve a duplication of certain fees and expenses.

 INTERFUND BORROWING AND LENDING

The Fund has received exemptive relief from the SEC which permits the Fund to participate in an interfund lending program among portfolios and series managed by the Advisor. The interfund lending program allows the participating portfolios/series to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of the participating portfolios/series, including the following: (1) no portfolio/series may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating portfolios/series under a loan agreement; and (2) no portfolio/series may lend money through the program unless it receives a more favorable return than that available from an investment in overnight repurchase agreements or the yield of any money market fund in which the portfolio/series could invest. In addition, a portfolio/series may participate in the program only if and to the extent that such participation is consistent with its investment objectives and policies. Interfund loans and borrowings have a maximum duration of seven days and loans may be called on one day’s notice.

A participating portfolio/series may not lend to another portfolio/series under the interfund lending program if the interfund loan would cause its aggregate outstanding interfund loans to exceed 15% of its current net assets at the time of the loan. Interfund loans by a portfolio/series to any one portfolio/series may not exceed 5% of the net assets of the lending portfolio/series.

The restrictions discussed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending portfolio/series and the borrowing portfolio/series. However, no borrowing or lending activity is without risk. If a portfolio/series borrows money from another portfolio/series, there is a risk that the interfund loan could be called on one day’s notice or not renewed, in which case the portfolio/series may have to borrow from a bank at higher rates if an interfund loan were not available from another portfolio/series. A delay in repayment to a lending portfolio/series could result in a lost opportunity or additional lending

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costs, and interfund loans are subject to the risk that the borrowing portfolio/series could be unable to repay the loan when due.

DIRECTORS AND OFFICERS
Directors

Organization of the Board

The Board of Directors of the Fund (the “Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund.  The Board of Directors elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund.  The Board of Directors of the Fund is comprised of two interested Directors and six disinterested Directors.  David G. Booth, an interested Director, is Chairman of the Board.  The disinterested Directors of the Board designated Myron S. Scholes as the lead disinterested Director.  As the lead disinterested Director, Mr. Scholes, among other duties: acts as a principal contact for management for communications to the disinterested Directors in between regular Board meetings; assists in the coordination and preparation of quarterly Board meeting agendas; raises and discusses issues with counsel to the disinterested Directors; raises issues and discusses ideas with management on behalf of the disinterested Directors in between regular meetings of the Board; and chairs executive sessions and separate meetings of the disinterested Directors (other than Committee meetings, which are chaired by the respective Committee Chairperson). The existing Board structure for the Fund also provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the two interested Directors, who, as both officers of the Fund and the Advisor, participate in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided at least two weeks prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has three standing committees.  The Audit Committee and Nominating Committee are composed entirely of disinterested Directors.  As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies and the selection and nomination of candidates to the Fund’s Board. The Investment Strategy Committee (the “Strategy Committee”) consists of both interested and disinterested Directors.  The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.

The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith.  The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board.  The Audit Committee for the Board recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board.  There were two Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2014.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith.  The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board.  The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers.  There was one Nominating Committee meeting held for the Fund during the fiscal year ended October 31, 2014.

The Strategy Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Fund, and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies

4

or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund.  There were two Strategy Committee meetings held for the Fund during the fiscal year ended October 31, 2014.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and the Fund’s administrative and accounting agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of the Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, TX 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers

5

appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. The Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted that John P. Gould, Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth and Eduardo A. Repetto contributed valuable experience due to their positions with the Advisor. Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director	Since 1983	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	107 portfolios in 4 investment companies	None
John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1939	Director	Since 1986
Steven G. Rothmeier Professor and Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Member of the Board of Milwaukee Insurance Company (1997-2010).
				107 portfolios in 4 investment companies	Trustee, Harbor Funds (registered investment company) (29 portfolios) (since 1994).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 1943	Director	Since 1981
Professor in Practice Emeritus of Finance, Yale School of Management (since 1984). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).
				107 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 1948	Director	Since 2010
Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of President George W. Bush’s Council of Economic Advisers (2006- 2009). Council of Economic Advisors, State of California (2005-2006). Formerly, Commissioner, White House Panel on Tax Reform (2005).
				107 portfolios in 4 investment companies	None

6

Name, Address and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held During Past 5 Years
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1941	Director	Since 1981
Chief Investment Strategist, Janus Capital Group Inc. (since 2014). Frank E. Buck Professor of Finance, Emeritus, Graduate School of Business, Stanford University (since 1981). Formerly, Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009).
			107 portfolios in 4 investment companies	Adviser, Kuapay Inc. (since 2013). Formerly, Director, American Century Fund Complex (registered investment companies) (43 Portfolios) (1980-2014).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director	Since 2000
Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (2008-2011).
107 portfolios in 4 investment companies
Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (4 investment companies within the fund complex) (33 portfolios) (since 2009).

7

Interested Directors

The following interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name, Address and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex2 Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 1946	Chairman, Director, President and Co-Chief Executive Officer	Since 1981
Chairman, Director/Trustee, President, Co-Chief Executive Officer and formerly, Chief Executive Officer (until 1/1/2010) of the following companies: Dimensional Holdings Inc., Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund (“DEM”), the Fund, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”) (collectively, the “DFA Entities”). Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Advisors Ltd., Dimensional Funds plc and Dimensional Funds II plc.  Formerly, President, Dimensional SmartNest (US) LLC (2009-2014). Limited Partner, VSC Investors, LLC (since 2007).  Formerly, Limited Partner, Oak Hill Partners (2001-2010). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Director and President (since 2012) of Dimensional Japan Ltd. Chairman, Director, President and Co-Chief Executive Officer of Dimensional Cayman Commodity Fund I Ltd. (since 2010).
				107 portfolios in 4 investment companies	None
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 1967	Director, Co-Chief Executive Officer and Co-Chief Investment Officer	Since 2009
Co-Chief Executive Officer (beginning January 2010), Co-Chief Investment Officer (since June 2014), Director and formerly, Chief Investment Officer (until June 2014) of the DFA Entities.  Director, Co-Chief Executive Officer and Chief Investment Officer (since 2010) of Dimensional Cayman Commodity Fund I Ltd.  Director, Co-Chief Executive Officer, President and Co-Chief Investment Officer of Dimensional Fund Advisors Canada ULC and formerly, Chief Investment Officer (until April 2014). Co-Chief Investment Officer, Vice President, and Director of DFA Australia Limited and formerly, Chief Investment Officer (until April 2014). Director of Dimensional Fund Advisors Ltd., Dimensional Funds plc, Dimensional Funds II plc and Dimensional Advisors Ltd.  Formerly, Vice President of the DFA Entities and Dimensional Fund Advisors Canada ULC. Director and Chief Investment Officer (since December 2012) of Dimensional Japan Ltd.
				107 portfolios in 4 investment companies	None

1	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2
Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC and DEM. Each disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

8

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio and in all registered investment companies in the DFA Fund Complex as of December 31, 2014, is set forth in the chart below. Because the Portfolio had not commenced operations prior to the date of this SAI, the Directors do not own any shares of the Portfolio.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	None Directly; Over $100,000 in Simulated Funds**
John P. Gould	None	None Directly; Over $100,000 in Simulated Funds**
Roger G. Ibbotson	None	Over $100,000; Over $100,000 in Simulated Funds**
Edward P. Lazear	None	None Directly; Over $100,000 in Simulated Funds**
Myron S. Scholes	None	Over $100,000; Over $100,000 in Simulated Funds**
Abbie J. Smith	None	None Directly; Over $100,000 in Simulated Funds**
Interested Directors:
David G. Booth	None	Over $100,000
Eduardo A. Repetto	None	Over $100,000

**           As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2014 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal year. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2014.

Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$164,257	N/A	N/A	$250,000
John P. Gould Director	$164,257	N/A	N/A	$250,000
Roger G. Ibbotson Director	$170,821	N/A	N/A	$260,000
Edward P. Lazear Director	$164,257	N/A	N/A	$250,000
Myron S. Scholes Lead Independent Director	$197,075	N/A	N/A	$300,000
Abbie J. Smith Director	$164,257	N/A	N/A	$250,000
Christopher S. Crossan Chief Compliance Officer	$261,672	N/A	N/A	N/A

†
The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

9

*
Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2014 is as follows: $260,000 (Mr. Ibbotson) and $250,000 (Mr. Lazear). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability, or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, year of birth, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal 1963	Vice President	Since 2008	Vice President of all the DFA Entities.
Robyn G. Alcorta 1974	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President, Business Development at Capson Physicians Insurance Company (2010-2012); Vice President at Charles Schwab (2007-2010).
Darryl D. Avery 1966	Vice President	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow 1955	Vice President	Since 1993	Vice President of all the DFA Entities. Director and Managing Director of Dimensional Fund Advisors Ltd (since September 2013).
Peter Bergan 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Infrastructure Manager for Dimensional Fund Advisors LP (January 2011 – January 2014); Partner at Stonehouse Consulting (2010).
Lana Bergstein 1974	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Client Service Manager for Dimensional Fund Advisors LP (February 2008 – January 2014).
Stanley W. Black 1970	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Senior Research Associate (January 2012 – January 2014) and Research Associate (2006 – 2011) for Dimensional Fund Advisors LP
Aaron T. Borders 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2008 – January 2014).
Scott A. Bosworth 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001
Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., Dimensional Cayman Commodity Fund I Ltd., Dimensional Fund Advisors Pte. and Dimensional Hong Kong Limited.  Director, Vice President and Assistant Secretary of Dimensional Fund Advisors Canada ULC.

David P. Butler 1964	Vice President	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Services for Dimensional Fund Advisors LP (since 2008).
Douglas M. Byrkit 1970	Vice President	Since 2012
Vice President of all the DFA Entities.  Formerly, Regional Director for Dimensional Fund Advisors LP (December 2010 – January 2012); Regional Director at Russell Investments (April 2006 – December 2010).

Hunt M. Cairns 1973	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (January 2010 – January 2014) and Senior Associate (July 2008 – December 2009) for Dimensional Fund Advisors LP.
James G. Charles 1956	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2008-2010).

10

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Joseph H. Chi 1966	Vice President	Since 2009
Vice President of all the DFA Entities.  Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) for Dimensional Fund Advisors LP.  Formerly, Portfolio Manager for Dimensional Fund Advisors LP (October 2005 to January 2012).

Pil Sun Choi 1972	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Counsel for Dimensional Fund Advisors LP (April 2012 – January 2014); Vice President and Counsel for AllianceBernstein L.P. (2006 – 2012).
Stephen A. Clark 1972	Vice President	Since 2004
Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.  Head of Global Institutional Services for Dimensional Fund Advisors LP (since January 2014). Formerly, Head of Institutional, North America (March 2012 to December 2013) and Head of Portfolio Management (January 2006 to March 2012) for Dimensional Fund Advisors LP.

Matt B. Cobb 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2011 – March 2013); Vice President at MullinTBG (2005-2011).
Rose C. Cooke 1971	Vice President	Since 2014
Vice President of all the DFA Entities.  Formerly, Regional Director for Dimensional Fund Advisors LP (August 2010 – March 2014); Vice President, Sales and Business Development at AdvisorsIG (PPMG) (2009-2010); Vice President at Credit Suisse (2007-2009).

Ryan Cooper 1979	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2003 – March 2014).
Jeffrey D. Cornell 1976	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2002 – January 2012).
Robert P. Cornell 1949	Vice President	Since 2007	Vice President of all the DFA Entities.
George H. Crane 1955	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007 – 2008).
Christopher S. Crossan 1965	Vice President and Global Chief Compliance Officer	Since 2004
Vice President and Global Chief Compliance Officer of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd. Vice President and Chief Compliance Officer of Dimensional Fund Advisors Canada ULC.  Formerly, Vice President and Global Chief Compliance Officer for Dimensional SmartNest (US) LLC (October 2010 – 2014).

James L. Davis 1956	Vice President	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere 1957	Vice President	Since 1994	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Canada ULC.
Johnathon K. DeKinder 1979	Vice President	Since 2014
Vice President of all the DFA Entities.  Formerly, Regional Director (January 2012 – January 2014) and Senior Associate (August 2010 – December 2011) for Dimensional Fund Advisors LP; MBA and MPA at the University of Texas at Austin (August 2007 – May 2010).

Peter F. Dillard 1972	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Research Associate (August 2008 – March 2010) and Research Assistant (April 2006 – August 2008) for Dimensional Fund Advisors LP.
Robert W. Dintzner 1970	Vice President	Since 2001	Vice President of all the DFA Entities.
Karen M. Dolan 1979	Vice President	Since 2014
Vice President of all the DFA Entities.  Head of Marketing for Dimensional Fund Advisors LP (since February 2013).  Formerly, Senior Manager of Research and Marketing for Dimensional Fund Advisors LP (June 2012 – January 2013); Director of Mutual Fund Analysis at Morningstar (January 2008 – May 2012).

Richard A. Eustice 1965	Vice President and Assistant Secretary	Since 1998
Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited.  Chief Operating Officer for Dimensional Fund Advisors Pte. Ltd. (since April 2013).  Formerly, Chief Operating Officer for Dimensional Fund Advisors Ltd. (July 2008 – March 2013).

Gretchen A. Flicker 1971	Vice President	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall 1974	Vice President	Since 2008
Vice President of all the DFA Entities.  Co-Head of Portfolio Management (since March 2012) and Senior Portfolio Manager (since January 2012) of Dimensional Fund Advisors LP.  Formerly, Portfolio Manager of Dimensional Fund Advisors LP (September 2004 – January 2012).

Edward A. Foley 1976	Vice President	Since 2014
Vice President of all the DFA Entities.  Formerly, Regional Director for Dimensional Fund Advisors LP (August 2011 – January  2014); Senior Vice President of First Trust Advisors L.P. (2007 – July 2011).

11

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Jeremy P. Freeman 1970	Vice President	Since 2009	Vice President of all the DFA Entities.
Mark R. Gochnour 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Tom M. Goodrum 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004 – January 2012).
Henry F. Gray 1967	Vice President	Since 2000	Vice President of all the DFA Entities.
John T. Gray 1974	Vice President	Since 2007	Vice President of all the DFA Entities.
Christian Gunther 1975	Vice President	Since 2011	Vice President of all the DFA Entities. Senior Trader for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Trader (2009-2012).
Robert W. Hawkins 1974	Vice President	Since 2014
Vice President of all the DFA Entities.  Formerly, Counsel for Dimensional Fund Advisors LP (January 2011 – January 2014); Vice President and Senior Counsel for State Street Global Advisors (November 2008 – January 2011).

Joel H. Hefner 1967	Vice President	Since 2007	Vice President of all the DFA Entities.
Julie C. Henderson 1974	Vice President and Fund Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities, Dimensional Cayman Commodity Fund I Ltd. and Dimensional Japan Ltd.
Kevin B. Hight 1967	Vice President	Since 2005	Vice President of all the DFA Entities.
Christine W. Ho 1967	Vice President	Since 2004	Vice President of all the DFA Entities.
Michael C. Horvath 1960	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
Jeff J. Jeon 1973	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd.
Garret D. Jones 1971	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Manager of Sales and Marketing Systems (January 2011 – January 2014) and Project Manager (2007 – 2010) for Dimensional Fund Advisors LP.
Stephen W. Jones 1968	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Facilities Manager for Dimensional Fund Advisors LP (October 2008 – January 2012).
David M. Kavanaugh 1978	Vice President	Since 2014
Vice President of all the DFA Entities.  Head of Operations for Financial Advisor Services for Dimensional Fund Advisors LP (since July 2014).  Formerly, Counsel of Dimensional Fund Advisors LP (August 2011 – January 2014); Associate at Andrews Kurth LLP (2006 – 2011).

Patrick M. Keating 1954	Vice President	Since 2003
Vice President of DFAIDG, DIG, DFAITC, DEM, Dimensional Holdings Inc., Dimensional Fund Advisors LP and Dimensional Japan Ltd. Chief Operating Officer and Director of Dimensional Japan Ltd.  Formerly, Vice President of DFA Securities LLC, Dimensional Cayman Commodity Fund I Ltd. and Dimensional Advisors Ltd (until February 2015); Chief Operating Officer of Dimensional Holdings Inc., DFA Securities LLC, Dimensional Fund Advisors LP, Dimensional Cayman Commodity Fund I Ltd., Dimensional Advisors Ltd. and Dimensional Fund Advisors Pte. Ltd. (until February 2015); Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC (until February 2015); Director of DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Advisors Ltd. (until February 2015); and Director and Vice President of Dimensional Hong Kong Limited and Dimensional Fund Advisors Pte. Ltd. (until February 2015).

Andrew K. Keiper 1977	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (October 2004 – January 2013).
Glenn E. Kemp 1948	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006 – January 2012).
David M. Kershner 1971	Vice President	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since June 2004).
Kimberly L. Kiser 1972	Vice President	Since 2014
Vice President of all the DFA Entities.  Formerly, Creative Director for Dimensional Fund Advisors LP (September 2012 – January 2014); Vice President and Global Creative Director at Morgan Stanley (2007 – 2012); Visiting Assistant Professor, Graduate Communications Design at Pratt Institute (2004 – 2012).

Timothy R. Kohn 1971	Vice President	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional Fund Advisors LP (since August 2010).
Joseph F. Kolerich 1971	Vice President	Since 2004	Vice President of all the DFA Entities. Senior Portfolio Manager of Dimensional Fund Advisors LP (since January 2012). Formerly, Portfolio Manager for Dimensional (April 2001 – January 2012).

12

Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Mark D. Krasniewski 1981	Vice President	Since 2013
Vice President of all the DFA Entities.  Formerly, Senior Associate, Investment Analytics and Data (January 2012 – December 2012) and Systems Developer (June 2007 – December 2011) for Dimensional Fund Advisors LP.

Kahne L. Krause 1966	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director (May 2010 – January 2014) for Dimensional Fund Advisors LP.
Stephen W. Kurad 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2007-2010).
Michael F. Lane 1967	Vice President	Since 2004	Vice President of all the DFA Entities. Formerly, Chief Executive Officer for Dimensional SmartNest (US) LLC (July 2012 – November 2014).
Francis R. Lao 1969	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President – Global Operations at Janus Capital Group (2005-2011).
David F. LaRusso 1978	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Senior Trader (January 2010 – December 2012) and Trader (2000-2009) for Dimensional Fund Advisors LP.
Juliet H. Lee 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Marlena I. Lee 1980	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-2010).
John B. Lessley 1960	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008 – January 2013).
Apollo D. Lupescu 1969	Vice President	Since 2009	Vice President of all the DFA Entities.
Peter Magnusson 1969	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011 – January 2014); Vice President at Columbia Management (2004 – 2010).
Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Formerly, Counsel for Dimensional Fund Advisors LP (September 2006 – January 2010).
Aaron M. Marcus 1970	Vice President	Since 2008	Vice President of all DFA Entities and Head of Global Human Resources for Dimensional Fund Advisors LP.
David R. Martin 1956	Vice President, Chief Financial Officer and Treasurer	Since 2007
Vice President, Chief Financial Officer and Treasurer of all the DFA Entities.  Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd., DFA Australia Limited, Dimensional Advisors Pte. Ltd., Dimensional Hong Kong Limited, Dimensional Fund Advisors Canada ULC, and Dimensional Cayman Commodity Fund I Ltd. Director of Dimensional Funds plc and Dimensional Funds II plc.  Statutory Auditor of Dimensional Japan Ltd.  Formerly, Chief Financial Officer, Treasurer and Vice President of Dimensional SmartNest (US) LLC (October 2010 – November 2014).

Bryan R. McClune 1975	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director of Dimensional Fund Advisors LP (January 2009 – January 2014).
Philip P. McInnis 1984	Vice President	Since 2014
Vice President of all the DFA Entities.  Formerly, Regional Director (January 2009 – January 2014) and Senior Associate (2011) for Dimensional Fund Advisors LP; Investment Consultant (March 2010 – December 2010) and Investment Analyst (December 2007 – March 2010) at Towers Watson.

Jonathan G. Nelson 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Systems (2011 – January 2013) and Project Manager (2007 – 2010) for Dimensional Fund Advisors LP.
Catherine L. Newell 1964	Vice President and Secretary	Vice President since 1997 and Secretary since 2000
Vice President and Secretary of all the DFA Entities.  Director, Vice President and Secretary of DFA Australia Limited and Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively).  Vice President and Secretary of Dimensional Fund Advisors Canada ULC (since June 2003), Dimensional Cayman Commodity Fund I Ltd., Dimensional Japan Ltd (since February 2012), Dimensional Advisors Ltd (since March 2012), Dimensional Fund Advisors Pte. Ltd. (since June 2012).  Director of Dimensional Funds plc and Dimensional Funds II plc (since 2002 and 2006, respectively).  Director of Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Pte. Ltd. and Dimensional Hong Kong Limited (since August 2012 and July 2012).  Formerly, Vice President and Secretary of Dimensional SmartNest (US) LLC (October 2010 – November 2014).

Pamela B. Noble 1964	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Portfolio Manager for Dimensional Fund Advisors LP (2008 - 2010).
Selwyn Notelovitz 1961	Vice President and Deputy Chief Compliance Officer	Since 2013
Vice President of all the DFA Entities.  Deputy Chief Compliance Officer of Dimensional Fund Advisors LP (since December 2012).  Formerly, Chief Compliance Officer of Wellington Management Company, LLP (2004 – 2011).

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Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Carolyn L. O 1974	Vice President	Since 2010	Vice President of all the DFA Entities and Dimensional Cayman Commodity Fund I Ltd. Deputy General Counsel, Funds (since 2011). Formerly, Counsel for Dimensional Fund Advisors LP (2007-2010).
Gerard K. O’Reilly 1976	Vice President and Co-Chief Investment Officer	Vice President since 2007 and Co-Chief Investment Officer since 2014	Vice President and Co-Chief Investment Officer of all the DFA Entities and Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds plc and Dimensional Fund II plc.
Daniel C. Ong 1973	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005).
Kyle K. Ozaki 1978	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Compliance Officer (January 2008 – January 2010) and Compliance Officer (February 2006 – December 2007) for Dimensional Fund Advisors LP.
Matthew A. Pawlak 1977	Vice President	Since 2013
Vice President of all the DFA Entities.  Formerly, Regional Director for Dimensional Fund Advisors LP (2012 – January 2013); Senior Consultant (June 2011-December 2011) and Senior Investment Analyst and Consultant (July 2008-June 2011) at Hewitt EnnisKnupp.

David A. Plecha 1961	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd. and Dimensional Fund Advisors Canada ULC.
Allen Pu 1970	Vice President	Since 2011
Vice President of all the DFA Entities. Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2015). Formerly, Portfolio Manager for Dimensional Fund Advisors LP (2006 – January 2015).

Theodore W. Randall 1973	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (2006 to 2008).
David J. Rapozo 1967	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2011 – January 2014); Vice President at BlackRock (2009 – 2010).
Mark A. Regier 1969	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Planning and Analysis Manager for Dimensional Fund Advisors LP (July 2007 – January 2014).
Savina B. Rizova 1981	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Research Associate (June 2011 – January 2012) for Dimensional Fund Advisors LP.
L. Jacobo Rodríguez 1971	Vice President	Since 2005	Vice President of all the DFA Entities.
Oliver J. Rowe 1960	Vice President	Since 2014
Vice President of all the DFA Entities.  Formerly, Senior Manager, Human Resources for Dimensional Fund Advisors LP (January 2012 – January 2014); Director of Human Resources at Spansion, Inc. (March 2009 – December 2011).

Julie A. Saft 1959	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Client Systems Manager for Dimensional Fund Advisors LP (July 2008 – January 2010); Senior Manager at Vanguard (November 1997 – July 2008).
Walid A. Shinnawi 1961	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (March 2006 – January 2010).
Bruce A. Simmons 1965	Vice President	Since 2009	Vice President of all the DFA Entities. Formerly, Investment Operations Manager for Dimensional Fund Advisors LP (May 2007 – January 2009).
Ted R. Simpson 1968	Vice President	Since 2007	Vice President of all the DFA Entities.
Bhanu P. Singh 1981	Vice President	Since 2014
Vice President of all the DFA Entities.  Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2015). Formerly, Portfolio Manager (January 2012 – January 2015) and Investment Associate for Dimensional Fund Advisors LP (August 2010 – December 2011).

Bryce D. Skaff 1975	Vice President	Since 2007	Vice President of all the DFA Entities.
Lukas J. Smart 1977	Vice President	Since 2014	Vice President of all the DFA Entities. Portfolio Manager of Dimensional Fund Advisors LP (since January 2010).
Andrew D. Smith 1968	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Project Manager for Dimensional Fund Advisors LP (2007-2010).
Grady M. Smith 1956	Vice President	Since 2004	Vice President of all the DFA Entities and Dimensional Fund Advisors Canada ULC.
Carl G. Snyder 1963	Vice President	Since 2000	Vice President of all the DFA Entities.
Lawrence R. Spieth 1947	Vice President	Since 2004	Vice President of all the DFA Entities.

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Name and Year of Birth	Position	Term of Office1 and Length of Service	Principal Occupation During Past 5 Years
Richard H. Tatlow V 1971	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2010 – January 2013).
Blake T. Tatsuta 1973	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Manager, Investment Analytics and Data (2012 – January 2013) and Research Assistant (2002-2011) for Dimensional Fund Advisors LP.
Erik T. Totten 1980	Vice President	Since 2013	Vice President of all the DFA Entities. Formerly, Regional Director (2010 – January 2013) and Senior Associate (2007 – 2009) for Dimensional Fund Advisors LP.
John H. Totten 1978	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008 - January 2012).
Robert C. Trotter 1958	Vice President	Since 2009	Vice President of all the DFA Entities.
Karen E. Umland 1966	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Benjamin C. Walker 1979	Vice President	Since 2014	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (September 2008 – January 2014).
Brian J. Walsh 1970	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004).
Weston J. Wellington 1951	Vice President	Since 1997	Vice President of all the DFA Entities.
Ryan J. Wiley 1976	Vice President	Since 2007	Vice President of all the DFA Entities.
Paul E. Wise 1955	Vice President	Since 2005	Vice President of all the DFA Entities.
Joseph L. Young 1978	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2005-2010).

1	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

Because the Portfolio had not commenced operations prior to the date of this SAI, the Directors and officers as a group owned less than 1% of the outstanding shares of the Portfolio.

SERVICES TO THE FUND
Administrative Services

State Street Bank and Trust Company (“State Street”), 1 Lincoln Street, Boston, MA 02111, serves as the accounting and administration services, dividend disbursing and transfer agent for the Portfolio.  The services provided by State Street are subject to supervision by the executive officers and the Board of Directors of the Fund, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services.  For the administrative and accounting services provided by State Street, the Portfolio pays State Street annual fees that are calculated daily and paid monthly according to a fee schedule based on the applicable aggregate average net assets of the Fund Complex, which includes four registered investment companies.  The fee schedule is set forth in the table below:

.0063% of the Fund Complex’s first $150 billion of average net assets;
.0051% of the Fund Complex’s next $50 billion of average net assets; and
.0025% of the Fund Complex’s average net assets in excess of $200 billion.

The fees charged to the Portfolio under the fee schedule are allocated to the Portfolio based on the Portfolio’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolio also pays separate fees to State Street with respect to the services State Street provides as transfer agent and dividend disbursing agent.

Custodian

State Street, 1 Lincoln Street, Boston, MA 02111, serves as the custodian for the Portfolio. The custodian maintains a separate account or accounts for the Portfolio; receives, holds, and releases portfolio securities on account of the Portfolio;

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makes receipts and disbursements of money on behalf of the Portfolio; and collects and receives income and other payments and distributions on account of the Portfolio’s portfolio securities.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, TX 78746.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

Investment Management

Dimensional Fund Advisors LP, located at 6300 Bee Cave Road, Building One, Austin, TX 78746, serves as investment advisor to the Portfolio. Pursuant to an Investment Management Agreement with the Portfolio, the Advisor is responsible for the management of the Portfolio’s assets.

Pursuant to a Sub-Advisory Agreement with the Advisor, DFA Australia Limited (“DFA Australia”), Level 43 Gateway, 1 Macquarie Place, Sydney, New South Wales 2000, Australia, has the authority and responsibility to select brokers and dealers to execute securities transactions for the Portfolio. DFA Australia’s duties include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio, and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio as well as making recommendations and elections on corporate actions. In rendering investment management services to the Advisor with respect to the Portfolio, DFA Australia expects to use the resources of certain participating affiliates of DFA Australia. Such participating affiliates are providing such services to DFA Australia pursuant to conditions provided in no-action relief granted by the staff of the SEC allowing registered investment advisers to use portfolio management, research and trading resources of advisory affiliates subject to the supervision of a registered adviser.

Pursuant to a Sub-Advisory Agreement with the Advisor, Dimensional Fund Advisors Ltd. (“DFAL”), 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for the Portfolio. DFAL’s duties include the maintenance of a trading desk for the Portfolio and the determination of the best and most efficient means of executing securities transactions. On at least a semi-annual basis, the Advisor reviews the holdings of the Portfolio and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by the Portfolio and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Portfolio as well as making recommendations and elections on corporate actions. DFAL is a member of the Financial Conduct Authority, a self-regulatory organization for investment managers operating under the laws of England.

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The Advisor or its affiliates may provide certain non-advisory services (such as data collection or other consulting services) to broker-dealers or investment advisers that may be involved in the distribution of the Portfolio or other mutual funds advised by the Advisor (“DFA Advised Funds”) or who may recommend the purchase of such DFA Advised Funds for their clients. The Advisor or its affiliates also may provide historical market analysis, risk/return analysis, and continuing education to investment advisers (some of whom may be dual registered investment advisers/broker-dealers) as well as educational speakers and facilities for investment adviser conferences.  The Advisor or its affiliates may pay a fee to attend, speak at or assist in sponsoring such conferences or pay travel accommodations of certain participants attending an investment adviser sponsored conference. Sponsorship of investment adviser and/or broker-dealer events by the Advisor may include direct payments to vendors or reimbursement of expenses incurred by investment advisers and/or broker-dealers in connection with hosting educational, training, customer appreciation, or other events for broker-dealers and/or investment advisors or their customers.  Dimensional personnel may or may not be present at such events.  At the request of a client or potential client, the Advisor or its affiliates may also refer such client to one or more such investment advisers. Any such services or arrangements may give such broker-dealers and investment advisers an incentive to recommend DFA Advised Funds to their clients in order to receive such non-advisory services from the Advisor or its affiliates.  However, the provision of these services by the Advisor or its affiliates is not dependent on the amount of DFA Advised Funds sold or recommended by such broker-dealers or investment advisers.

ADVISORY FEES

David G. Booth, as a director and officer of the Advisor and shareholder of the Advisor’s general partner, and Rex A. Sinquefield, as a  shareholder of the Advisor’s general partner, may be deemed controlling persons of the Advisor.  Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to the Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of the date of this SAI, the Portfolio has not commenced operations, so the Portfolio has not paid any management fees.

Pursuant to a Fee Waiver and Expense Assumption Agreement (the “Fee Waiver Agreement”) for the Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.18% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2017, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor.  At any time that the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover any fees previously waived and/or expenses previously assumed to the extent that such recovery will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio based on the parameters established by the Investment Committee. David A. Plecha and Joseph F. Kolerich coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio.

Other Managed Accounts

In addition to the Portfolio, the portfolio managers manage: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered mutual funds; and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities:

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2014
David A. Plecha	•29 U.S. registered mutual funds with $71,916 million in total assets under management.

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•6 unregistered pooled investment vehicles with $1,383 million in total assets under management. •10 other accounts with $1,847 million in total assets under management.
Joseph F. Kolerich
•29 U.S. registered mutual funds with $71,916 million in total assets under management.
•6 unregistered pooled investment vehicles with $1,383 million in total assets under management.
•10 other accounts with $1,847 million in total assets under management.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.
•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and other accounts. Other accounts include registered mutual funds (other than the Portfolio in this SAI), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have a similar investment objective to the Portfolio, or may purchase, sell or hold securities that are eligible to be purchased, sold or held by the Portfolio. Actual or apparent conflicts of interest include:

•
Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment approaches that are used in connection with the management of the portfolios.

•
Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

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•
Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

•
Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•
Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Investments in the Portfolio

 Because the Portfolio had not commenced operations prior to the date of this SAI, the portfolio managers did not own any shares of the Portfolio.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc.

CODE OF ETHICS

The Fund, the Advisor, DFA Australia, DFAL and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolio and its shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by the Portfolio unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

Because of current federal securities law requirements, the Fund expects that its life insurance company shareholders will offer their contract owners the opportunity to instruct them as to how Portfolio shares allocable to their variable contracts will be voted with respect to certain matters, such as approval of investment advisory agreements.  Generally, an insurance company will vote all Portfolio shares held in a separate account in the same proportion as it receives instructions from contract owners in that separate account.  Under certain circumstances described in the insurance company separate account prospectus, the insurance company may not vote in accordance with the contract owner’s instructions.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the Portfolio or class of shares of the Portfolio which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, the Fund’s shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s by-laws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders

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will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

Shareholder inquiries may be made by writing or calling the Fund at the address or telephone number appearing on the cover of this SAI. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

PRINCIPAL HOLDERS OF SECURITIES

Because the Portfolio had not commenced operations prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding shares of the Portfolio as of the date of this SAI.

PURCHASE AND REDEMPTION OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE AND REDEMPTION OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed.  However, no purchases by wire may be made on any day that the Federal Reserve System is closed.  The Fund generally will be closed on days that the NYSE is closed.  The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day.  Orders for redemptions and purchases will not be processed if the Fund is closed.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

The Fund may suspend redemption privileges or postpone the date of payment:  (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors.  With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order.  Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

The Fund has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Portfolio to redeem in-kind redemption requests of a certain amount. Specifically, if the amount being redeemed is over the lesser of $250,000 or 1% of the Portfolio’s net assets, the Portfolio has the right to redeem the shares by providing the amount that exceeds $250,000 or 1% of the Portfolio’s net assets in securities instead of cash. The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating the Portfolio’s net asset value per share. If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

 TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. The summary assumes that shares of the Portfolio are sold only to separate accounts of insurance companies in conjunction with variable life insurance contracts.  Because shares of the Portfolio are sold only to separate accounts of insurance companies, the tax consequences described below generally are not applicable to an owner of a variable life insurance contract.

This “TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”), and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes, including provisions of current law that sunset and thereafter no longer

20

apply, or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

This discussion of “TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS” is not intended or written to be used as tax advice. The tax status of your investment in the Portfolio depends upon the features of your variable life insurance contract.  For further information, please refer to the prospectus of the insurance company separate account that offers your contract.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,”  “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company.  In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

•
Distribution Requirement — the Portfolio must distribute an amount equal to the sum of at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Portfolio after the close of its taxable year that are treated as made during such taxable year).

•
Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•
Asset Diversification Test —the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements.  In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance.  In lieu of potential disqualification, the Portfolio is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed.  If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. If, as a result of such adjustment, the Portfolio fails to satisfy the

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Distribution Requirement, the Portfolio will not qualify that year as a regulated investment company, the effect of which is described in the following paragraph.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year.  Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more.  Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers.  The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Portfolio has a "net capital loss" (that is, capital losses in excess of capital gains), the excess (if any) of the Portfolio's net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio's next taxable year, and the excess (if any) of the Portfolio's net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio's next taxable year.  Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years.  The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio.  An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses.  The Portfolio may elect to treat part or all of any "qualified late year loss" as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits.  The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions — Distributions of capital gains” below).  A “qualified late year loss” includes:

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any net capital loss incurred after October 31 of the current taxable year, or, if there is no such loss, any net long-term capital loss or any net short-term capital loss incurred after October 31 of the current taxable year (“post-October capital losses”), and

•
the sum of (1) the excess, if any, of (a) specified losses incurred after October 31 of the current taxable year, over (b) specified gains incurred after October 31 of the current taxable year and (2) the excess, if any, of (a) ordinary losses incurred after December 31 of the current taxable year, over (b) the ordinary income incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary income” mean other ordinary losses and income that are not described in the preceding sentence.  Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October capital losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year.  The Portfolio currently intends to distribute net capital gains.  If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax

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rate (currently 35%). If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements.  To avoid a 4% nondeductible federal excise tax, the Portfolio must distribute by December 31 of each year an amount equal to at least: (1) 98% of its ordinary income for the calendar year, (2) 98.2% of capital gain net income  (that is, the excess of the gains from sales or exchanges of capital assets over the losses from such sales or exchanges) for the one-year period ended on October 31 of such calendar year, and (3) any prior year undistributed ordinary income and capital gain net income. Federal excise taxes will not apply to the Portfolio in a given calendar year, however, if all of its shareholders (other than certain “permitted shareholders”) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.  For purposes of determining whether the Portfolio qualifies for this exemption, any shares attributable to an investment in the Portfolio made in connection with organization of the Portfolio is disregarded as long as the investment doesn't exceed $250,000.  Permitted shareholders include other RICs eligible for the exemption (e.g. insurance dedicated funds-of-funds).  If the Portfolio fails to qualify for the exemption, the Portfolio intends to make sufficient distributions prior to the end of each calendar year to avoid any material liability for federal income and excise tax, but can give no assurances that all or a portion of such liability will be avoided.

Foreign income tax.  Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio's assets to be invested in various countries is not known.  Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.  In some instances it may be more costly to pursue tax reclaims than the value of the benefits received by the Portfolio.  See “Investment in Foreign Securities – Pass-through of foreign tax credits” below.

Special Rules Applicable to Variable Contracts

The Portfolio intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts (referred to as “segregated asset accounts” for federal income tax purposes) that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the corresponding division of the segregated asset accounts, the Portfolio intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the "alternative diversification test" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the Portfolio's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments (“817(h) Test”). For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer.  As an alternative diversification test, the regulations provide that a segregated asset account offered solely in conjunction with variable life insurance contracts (such as the segregate asset accounts that hold shares in the Portfolio) will be treated as being adequately diversified if the assets of such segregated asset account, other than Treasury securities, satisfy the percentage limitations of the 817(h) Test increased by the product of 0.5 and the percentage of the total assets of the segregated asset account that is represented by Treasury securities.  In determining whether the assets of a segregated asset account satisfy these increased percentage limitations, such limitations are applied as if the Treasury securities were not included in the segregated asset account (i.e., the increased percentage limitations are not applied to Treasury securities and the value of the total assets of the segregated asset account is reduced by the value of the Treasury securities).  The regulations also provide that the Portfolio's shareholders are limited, generally, to life insurance company segregated asset accounts, general accounts of the same life insurance company, an investment advisor or affiliate in connection with the creation or management of the Portfolio or the trustee of a qualified pension plan. Failure of the Portfolio to satisfy the Section 817(h) requirements would result in taxation of and treatment of the contract holders investing in a corresponding insurance company division other than as described in the applicable prospectuses of the various insurance company segregated asset accounts.

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Also, for a variable life insurance contract to qualify for tax deferral, assets in the segregated asset accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner.  Accordingly, a contract holder should not have an impermissible level of control over the Fund’s investment in any particular asset so as to avoid the prohibition on investor control.  If the contract holder is considered the owner of the segregated asset account, income and gains produced by the underlying assets would be included currently in the contract holder’s gross income with the variable contract being characterized as a mere “wrapper.”  The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a segregated asset account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the segregated asset account.  If the contract owner is considered the owner of the segregated asset account, income and gains produced by those securities would be included currently in the contract owner’s gross income.  It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued. If such pronouncements are issued, the Portfolio would seek to modify the structure of the Portfolio.

Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of a contract.

Taxation of Portfolio Distributions

The Portfolio anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of net investment income.  The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments.  The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions.  This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to shareholders.

Distributions of capital gains.  The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities.  Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held their shares in the Portfolio.

Returns of capital.  Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain from the sale of his shares.  Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares.  Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

Dividends-received deduction for corporations.  Ordinary income dividends designated by the Portfolio as derived from qualified dividends from domestic corporations will qualify for the 70% dividends received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Tax shelter reporting.  Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the IRS a disclosure statement on Form 8886. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Consent dividends.  The Portfolio may utilize consent dividend provisions of Section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Portfolio to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Portfolio.

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Investment in Foreign Securities

The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities.  Tax conventions between certain countries and the United States may reduce or eliminate such taxes on the Portfolio and/or its shareholders.  Any foreign withholding taxes could reduce the Portfolio’s distributions paid to its shareholders.

Pass-through of foreign tax credits.  If at the end of the fiscal year more than 50% in value of the total assets of the Portfolio are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio.  If this election is made, the Portfolio may report more taxable income to a shareholder than it actually distributes. The shareholder will then be entitled either to deduct their share of these taxes in computing their taxable income or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide shareholders with the information necessary to claim this deduction or credit on their personal income tax return if it makes this election.  The Portfolio reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Portfolio.  Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Effect of foreign debt investments on distributions.  Most foreign exchange gains realized on the sale of debt securities are treated by the Portfolio as ordinary income for federal income tax purposes.  Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses.  These gains when distributed are taxable to shareholders as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution.  This treatment could increase or decrease the Portfolio’s ordinary income distributions, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities.  The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross  income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. Shareholders should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to shareholders by the Portfolio. Due to various complexities in identifying PFICs, the Portfolio can give no assurances that it will be able to identify portfolio securities in foreign corporations that are PFICs in time for the Portfolio to make a mark-to-market election. If the Portfolio is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to shareholders.

Investment in Complex Securities

The Portfolio may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio, defer the Portfolio’s ability to recognize losses, and subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio’s foreign investments. In turn, these rules may affect the amount, timing and/or tax character of the Portfolio’s income and, in turn, of the income distributed to its shareholders.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI.  Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply,  or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.  Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and

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foreign taxes depending on each shareholder’s particular situation.  Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund has delegated the authority to vote proxies for the portfolio securities held by the Portfolio to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third-party proxy service provider, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies and third-party proxy service providers, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio, including all authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio and which seeks to maximize the value of the Portfolio’s investments. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines. Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolio and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolio. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Portfolio in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund.

The Advisor will usually instruct voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision-making; however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will instruct the vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio.

The Advisor seeks to vote (or refrain from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio and which seeks to maximize the value of the Portfolio’s investments. In some cases, the Advisor may determine that it is in the best interests of the Portfolio to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of the Portfolio and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the Portfolio’s investment and that it is in the Portfolio’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

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With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio associated with voting. The Advisor intends to make its determination on whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio-by-portfolio and country-by-country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of the Portfolio, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolio; and provides reports concerning the proxies voted (“Proxy Voting Services”). In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions. In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services. Prior to the selection of a new third-party proxy service provider and annually thereafter or more frequently if deemed necessary by the Advisor, the Corporate Governance Committee will consider whether the proxy service provider (i) has the capacity and competency to adequately analyze proxy issues and (ii) can make its recommendations in an impartial manner and in the best interests of the Advisor’s clients.  In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g., misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how the Portfolio voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) on the Advisor’s website at http://us.dimensional.com and (ii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules and regulations.

Online Disclosure of Portfolio Holdings Information. The Portfolio generally discloses up to its twenty-five largest portfolio holdings and the percentages that each of these largest portfolio holdings represent of the total assets of the Portfolio (“largest holdings”), as of the most recent month-end, online at the Advisor’s public website, http://us.dimensional.com, within twenty days after the end of each month. This online disclosure may also include information regarding the industry allocations of the Portfolio. The Portfolio generally discloses its complete Holdings Information (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, http://us.dimensional.com, 30 days following the month-end, or more frequently and at different periods when authorized by a Designated Person (as defined below).

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairman, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects

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the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination. Designated Persons may also approve the distribution of Holdings Information for the Portfolio more frequently or at a period other than as described above.

As of the date of this SAI, the Advisor and the Portfolio had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency
Citibank, N.A.	Middle Office Operational Support Service Provider to the Advisor	Daily
Glass, Lewis & Co., LLC	Proxy voting services	As Needed
Institutional Shareholder Services, Inc.	Proxy voting services	As Needed
Ownership Matters	Proxy voting services	As Needed
PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request
State Street Bank and Trust Company	Fund Administrator, Accounting Agent, Transfer Agent and Custodian	Daily

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly or daily basis, or upon request, in order to perform their business functions. None of the Portfolio, the Advisor or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS or any affiliated person of the Fund, the Advisor or DFAS, on the other. In order to protect the interests of shareholders and the Portfolio, and to ensure no adverse effect on shareholders, in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that (1) the Portfolio has a legitimate business purpose for providing the non-public Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer is also responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://us.dimensional.com, in writing, by fax, by e-

28

mail, orally or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Advisor or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

Because the Portfolio had not commenced operations as of October 31, 2014, the annual reports of the Fund for the fiscal year ended October 31, 2014 do not contain any data regarding the Portfolio.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objective and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.  Because the Portfolio has not commenced operations as of the date of this SAI, the Portfolio does not have performance data.

29

APPENDIX

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 17, 2015

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”), and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, the Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee’s (or its designee’s) determination considering the principle of preserving shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP, or material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees > audit fees + audit-related fees + tax compliance/preparation fees.

Board of Directors

Voting on Director Nominees in Uncontested Elections

Generally vote FOR director nominees, except under the following circumstances:

1.	Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses

Classified Board Structure:

1.1.
The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election. All appropriate nominees (except new) may be held accountable.

Director Performance Evaluation:

1.2.
The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and operational metrics. Problematic provisions include but are not limited to:

•	A classified board structure;
•	A supermajority vote requirement;
•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
•	The inability of shareholders to call special meetings;
•	The inability of shareholders to act by written consent;
•	A dual-class capital structure; and/or
•	A non–shareholder-approved poison pill.

Poison Pills3:

1 In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against.” However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
2 A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.
3 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has (i) adopted a poison pill for any purpose other than protecting such other company’s net

1.3	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote AGAINST or WITHHOLD from nominees every year until this feature is removed;
1.4
The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill; or

1.5	The board makes a material adverse change to an existing poison pill without shareholder approval.

Vote CASE-BY-CASE on all nominees if:

1.6	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•
The date of the pill‘s adoption relative to the date of the next meeting of shareholders—i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;
•	The issuer’s governance structure and practices; and
•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);
1.8	The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.9
There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.
Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item or in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and (potentially the full board) if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);
1.12.	The company maintains significant problematic pay practices;

operating losses, or (ii) failed to eliminate a poison pill following a proxy contest in which a majority of directors were replaced.

1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company's previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:
•	The company's response, including:
o	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
o	Specific actions taken to address the issues that contributed to the low level of support;
o	Other recent compensation actions taken by the company;
•	Whether the issues raised are recurring or isolated;
•	The company's ownership structure; and
•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Unilateral Bylaw/Charter Amendments

1.17.
Generally vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board (except new nominees, who should be considered case-by-case) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely impact shareholders, considering the following factors, as applicable:

•	The board's rationale for adopting the bylaw/charter amendment without shareholder ratification;
•	Disclosure by the company of any significant engagement with shareholders regarding the amendment;
•	The level of impairment of shareholders' rights caused by the board's unilateral amendment to the bylaws/charter;
•	The board's track record with regard to unilateral board action on bylaw/charter amendments or other entrenchment provisions;
•	The company's ownership structure;
•	The company's existing governance provisions;
•	Whether the amendment was made prior to or in connection with the company's initial public offering;
•	The timing of the board's amendment to the bylaws/charter in connection with a significant business development;
•	Other factors, as deemed appropriate, that may be relevant to determine the impact of the amendment on shareholders.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.18.	Material failures of governance, stewardship, risk oversight4, or fiduciary responsibilities at the company;
1.19.	Failure to replace management as appropriate; or
1.20.
Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.	Responsiveness
Vote CASE-BY-CASE on individual directors, committee members, or the entire board of directors (as appropriate) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares cast in the previous year. Factors that will be considered are:
•	Disclosed outreach efforts by the board to shareholders in the wake of the vote;
•	Rationale provided in the proxy statement for the level of implementation;
•	The subject matter of the proposal;
•	The level of support for and opposition to the resolution in past meetings;
•	Actions taken by the board in response to the majority vote and its engagement with shareholders;
•	The continuation of the underlying issue as a voting item on the ballot (as either shareholder or management proposals); and
•	Other factors as appropriate.
2.2.	The board failed to act on takeover offers where the majority of shares are tendered;
2.3.
At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote;

2.4.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency; or

2.5.
The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:

•	The board's rationale for selecting a frequency that is different from the frequency that received a plurality;
•	The company's ownership structure and vote results;
•	ISS' analysis of whether there are compensation concerns or a history of problematic compensation practices; and
•	The previous year's support level on the company's say-on-pay proposal.
3.	Composition

Attendance at Board and Committee Meetings:

3.1.
Generally vote AGAINST or WITHHOLD from directors (except new nominees, who should be considered CASE-BY-CASE5) who attend less than 75 percent of the aggregate of their board and committee meetings for the period

4 Examples of failure of risk oversight include, but are not limited to: bribery; large or serial fines or sanctions from regulatory bodies; significant adverse legal judgments or settlements; hedging of company stock; or significant pledging of company stock.
5 For new nominees only, schedule conflicts due to commitments made prior to their appointment to the board are considered if disclosed in the proxy or another SEC filing.

for which they served, unless an acceptable reason for absences is disclosed in the proxy or another SEC filing. Acceptable reasons for director absences are generally limited to the following:
•	Medical issues/illness;
•	Family emergencies; and
•	Missing only one meeting (when the total of all meetings is three or fewer).

3.2.
If the proxy disclosure is unclear and insufficient to determine whether a director attended at least 75 percent of the aggregate of his/her board and committee meetings during his/her period of service, vote AGAINST or WITHHOLD from the director(s) in question.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

3.3. 3.4.	Sit on more than six public company boards6; or Are CEOs of public companies who sit on the boards of more than two public companies besides their own—withhold only at their outside boards7.
4.	Independence
Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors when:

4.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
4.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;
4.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
4.4.	Independent directors make up less than a majority of the directors.

Independent Chair (Separate Chair/CEO)

Generally vote with management on shareholder proposals requiring that the chairman’s position be filled by an independent director.

6 Dimensional may screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.
7 Although all of a CEO’s subsidiary boards will be counted as separate boards, ISS will not recommend a withhold vote from the CEO of a parent company board or any of the controlled (>50 percent ownership) subsidiaries of that parent, but will do so at subsidiaries that are less than 50 percent controlled and boards outside the parent/subsidiary relationships.

Proxy Access8

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

•	Company-specific factors; and
•	Proposal-specific factors, including:
o	The ownership thresholds proposed in the resolution (i.e., percentage and duration);
o	The maximum proportion of directors that shareholders may nominate each year; and
o	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Proxy Contests—Voting for Director Nominees in Contested Elections9

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Nominee qualifications and any compensatory arrangements;
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates); and
•	Stock ownership positions.

When the addition of shareholder nominees to the management card (“proxy access nominees”) results in a number of nominees on the management card which exceeds the number of seats available for election, vote CASE-BY-CASE considering the same factors listed above.

Shareholder Rights & Defenses10

Litigation Rights (including Exclusive Venue and Fee-Shifting Bylaw Provisions)

Bylaw provisions impacting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation, and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all

8 Dimensional will vote against binding proposals where the shareholder proponent(s) hold less than a 5% ownership interest in the company for companies included in the S&P 500 Index, or less than a 7.5% ownership interest in the company for all other companies. Where these ownership thresholds have been met by the shareholder proponent(s), Dimensional will vote in accordance with the recommendation of ISS.
9 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
10 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

litigation expenses of the defendant corporation.

Vote CASE-BY-CASE on bylaws which impact shareholders' litigation rights, taking into account factors such as:

• The company's stated rationale for adopting such a provision;

• Disclosure of past harm from shareholder lawsuits in which plaintiffs were unsuccessful or shareholder lawsuits outside the jurisdiction of incorporation;

• The breadth of application of the bylaw, including the types of lawsuits to which it would apply and the definition of key terms; and

• Governance features such as shareholders' ability to repeal the provision at a later date (including the vote standard applied when shareholders attempt to amend the bylaws) and their ability to hold directors accountable through annual director elections and a majority vote standard in uncontested elections

Generally vote AGAINST bylaws that mandate fee-shifting whenever plaintiffs are not completely successful on the merits (i.e., in cases where the plaintiffs are partially successful).

Unilateral adoption by the board of bylaw provisions which affect shareholders' litigation rights will be evaluated under ISS' policy on Unilateral Bylaw/Charter Amendments.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20 percent trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•
Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company's net operating losses (NOL) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
•
The company's existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders' ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders' current right to act by written consent;
•	The consent threshold;
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management's response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered11 right for shareholders to call special meetings at a 10 percent threshold;
•	A majority vote standard in uncontested director elections;
•	No non-shareholder-approved pill; and
•	An annually elected board.

CAPITAL/RESTRUCTURING12

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company's use of authorized shares during the last three years

11 "Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 days prior to the next annual meeting.
12 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes of the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
o
The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

•	The company discloses a compelling rationale for the dual-class capital structure, such as:
o	The company's auditor has concluded that there is substantial doubt about the company's ability to continue as a going concern; or
o	The new class of shares will be transitory;
•	The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and
•	The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company's use of authorized preferred shares during the last three years;
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes for the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
o
In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company's need for shares and total shareholder returns; and

o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Negotiations and process - Were the terms of the transaction negotiated at arm's-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation "wins" can also signify the deal makers' competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the "ISS Transaction Summary" section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION13

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.
Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;

2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.
Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

13 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

4.
Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;

5.
Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation—Management Proposals (Management Say-on-Pay)14

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay—MSOP) if:
•	There is a significant misalignment between CEO pay and company performance (pay for performance);
•	The company maintains significant problematic pay practices;
•	The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•
There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to a pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
•	The situation is egregious.

Primary Evaluation Factors for Executive Pay
Pay-for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 or Russell 3000E indices, this analysis considers the following:

1.	Peer Group15 Alignment:

•	The degree of alignment between the company's annualized TSR rank and the CEO's annualized total pay rank within a peer group, each measured over a three-year period.
•	The multiple of the CEO's total pay relative to the peer group median.

2.
Absolute Alignment – the absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of companies outside the Russell indices, misaligned pay and performance are otherwise suggested, our analysis may include any of the following qualitative factors, as relevant to evaluating how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

•	The ratio of performance- to time-based equity awards;
•	The overall ratio of performance-based compensation;
•	The completeness of disclosure and rigor of performance goals;
•	The company's peer group benchmarking practices;
•	Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;
•	Special circumstances related to, for example, a new CEO in the prior FY or anomalous equity grant practices (e.g., bi-annual awards);
•	Realizable pay16 compared to grant pay; and
•	Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

•	Problematic practices related to non-performance-based compensation elements;
•	Incentives that may motivate excessive risk-taking; and
•	Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company's overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS' Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
•	New or extended agreements that provide for:

16 ISS research reports will include realizable pay for S&P 1500 companies.

o	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
o	CIC severance payments without involuntary job loss or substantial diminution of duties ("single" or "modified single" triggers);
o	CIC payments with excise tax gross-ups (including "modified" gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;
•	A single or common performance metric used for short- and long-term plans;
•	Lucrative severance packages;
•	High pay opportunities relative to industry peers;
•	Disproportionate supplemental pensions; or
•	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
•	Duration of options backdating;
•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
Compensation Committee Communications and Responsiveness
Consider the following factors CASE-BY-CASE when evaluating ballot items related to executive pay on the board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
•	Failure to adequately respond to the company's previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
o	The company's response, including:
▪	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
▪	Specific actions taken to address the issues that contributed to the low level of support;
▪	Other recent compensation actions taken by the company;
o	Whether the issues raised are recurring or isolated;
o	The company's ownership structure; and
o	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation ("Say When on Pay")

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies' executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on say on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with named executive officers rather than focusing primarily on new or extended arrangements.

Features that may result in an AGAINST recommendation include one or more of the following, depending on the number, magnitude, and/or timing of issue(s):

•	Single- or modified-single-trigger cash severance;
•	Single-trigger acceleration of unvested equity awards;
•	Excessive cash severance (>3x base salary and bonus);
•	Excise tax gross-ups triggered and payable (as opposed to a provision to provide excise tax gross-ups);
•	Excessive golden parachute payments (on an absolute basis or as a percentage of transaction equity value); or
•
Recent amendments that incorporate any problematic features (such as those above) or recent actions (such as extraordinary equity grants) that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders; or

•	The company's assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote.

Recent amendment(s) that incorporate problematic features will tend to carry more weight on the overall analysis. However, the presence of multiple legacy problematic features will also be closely scrutinized.

In cases where the golden parachute vote is incorporated into a company's advisory vote on compensation (management say-on-pay), ISS will evaluate the say-on-pay proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans17

Vote CASE-BY-CASE on certain equity-based compensation plans18 depending on a combination of certain plan features and equity grant practices, where positive factors may counterbalance negative factors, and vice versa, as evaluated using an "equity plan scorecard" (EPSC) approach with three pillars:

Plan Cost: The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company's estimated Shareholder Value Transfer (SVT) in relation to peers and considering both:

•	SVT based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants; and
•	SVT based only on new shares requested plus shares remaining for future grants.

17 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.
18 Proposals evaluated under the EPSC policy generally include those to approve or amend (1) stock option plans for employees and/or employees and directors, (2) restricted stock plans for employees and/or employees and directors, and (3) omnibus stock incentive plans for employees and/or employees and directors.

Plan Features:
•	Automatic single-triggered award vesting upon a change in control (CIC);
•	Discretionary vesting authority;
•	Liberal share recycling on various award types;
•	Lack of minimum vesting period for grants made under the plan.
Grant Practices:
•	The company’s three year burn rate relative to its industry/market cap peers;
•	Vesting requirements in most recent CEO equity grants (3-year look-back);
•	The estimated duration of the plan (based on the sum of shares remaining available and the new shares requested, divided by the average annual shares granted in the prior three years);
•	The proportion of the CEO's most recent equity grants/awards subject to performance conditions;
•	Whether the company maintains a claw-back policy;
•	Whether the company has established post exercise/vesting share-holding requirements.
Generally vote AGAINST the plan proposal if the combination of above factors indicates that the plan is not, overall, in shareholders' interests, or if any of the following egregious factors apply:
•	Awards may vest in connection with a liberal change-of-control definition;
•
The plan would permit repricing or cash buyout of underwater options without shareholder approval (either by expressly permitting it – for NYSE and Nasdaq listed companies -- or by not prohibiting it when the company has a history of repricing – for non-listed companies);

•	The plan is a vehicle for problematic pay practices or a significant pay-for-performance disconnect under certain circumstances; or
•	Any other plan features are determined to have a significant negative impact on shareholder interests.
Social/Environmental Issues

Global Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/environmental issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following ISS U.S. Proxy Voting Guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will also be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•	Whether the proposal's request is unduly burdensome (scope, or timeframe) or overly prescriptive;

•	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
•
If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•
If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Foreign Private Issuers Listed on U.S. Exchanges

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. Otherwise, they, and all other voting items, will be evaluated using the relevant ISS regional or market proxy voting guidelines.

Political Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving political issues. When evaluating political shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

APPENDIX

INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES19

Effective for Meetings on or after February 17, 2015

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis and Ownership Matters in addition to Institutional Shareholder Services, Inc. (“ISS”) and may in certain circumstances purchase research from other third parties as well.

Specifically, if available, the Advisor may obtain research from Glass Lewis or other third parties in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted. The Advisor may purchase research from Ownership Matters with respect to the proxies of certain large Australian Companies.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the Corporate Governance Committee’s (or its designee’s) determination considering the principle of preserving shareholder value.

1. General Policies

Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or
•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Compensation
Vote FOR proposals to ratify auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;
•	The auditors are being changed without explanation; or

19 This is a summary of the majority of International Markets; however, certain countries and/or markets have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

•	non‐audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors
Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;
•	Questions exist concerning any of the statutory auditors being appointed; or
•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income
Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or
•	The payout is excessive given the company's financial position.

Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term
Vote FOR resolutions to change a company's fiscal term unless a company's motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business
Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Non-Contested Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;
•	There are clear concerns over questionable finances or restatements;
•	There have been questionable transactions with conflicts of interest;
•	There are any records of abuses against minority shareholder interests; or
•	The board fails to meet minimum corporate governance standards.

Vote AGAINST the election or reelection of any and all director nominees when the names of the nominees are not available at the time the ISS analysis is written and therefore no research is provided on the nominee.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.20

ISS Classification of Directors - International Policy

Executive Director
• Employee or executive of the company;
• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.
Non-Independent Non-Executive Director (NED)
• Any director who is attested by the board to be a non-independent NED;
• Any director specifically designated as a representative of a significant shareholder of the company;
• Any director who is also an employee or executive of a significant shareholder of the company;
• Beneficial owner (direct or indirect) of at least 10% of the company's stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., members of a family that beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);
• Government representative;
• Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an

20 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

individual officer of the company or of one of its affiliates in excess of $10,000 per year;

• Represents customer, supplier, creditor, banker, or other entity with which the company maintains a transactional/commercial relationship (unless the company discloses information to apply a materiality test[3]);

• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

• Relative[1] of a current or former executive of the company or its affiliates;

• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

• Former executive (5 year cooling off period);

• Years of service will NOT be a determining factor unless it is recommended best practice in a market:

o 9 years (from the date of election) in the United Kingdom and Ireland;
o 12 years in European markets;
o 7 years in Russia.
Independent NED
• Not classified as non-independent by ISS (see above);
• No material[4] connection, either directly or indirectly, to the company other than a board seat.
Employee Representative
• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).
Footnotes:
[1] “Relative” follows the SEV’s proposed definition of “immediate family members” which covers spouses, parents, children, step-parents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.
[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.
[3] If the company makes or receives annual payments exceeding the greater of $200,000 or 5 percent of the recipient's gross revenues. (The recipient is the party receiving the financial proceeds from the transaction.)
[4] For purposes of ISS' director independence classification, “material” will be defined as a standard of relationship (financial, personal or otherwise) that a reasonable person might conclude could potentially influence one's objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections21

For shareholder nominees, ISS places the persuasive burden on the nominee or the proposing shareholder to prove that they are better suited to serve on the board than management's nominees. Serious consideration of shareholder nominees will be given only if there are clear and compelling reasons for the nominee to join the board. These nominees must also demonstrate a clear ability to contribute positively to board deliberations; some nominees may have hidden or narrow agendas and may unnecessarily contribute to divisiveness among directors.

The major decision factors are:

•	Company performance relative to its peers;
•	Strategy of the incumbents versus the dissidents;
•	Independence of directors/nominees;
•	Experience and skills of board candidates;
•	Governance profile of the company;

21 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

•	Evidence of management entrenchment;
•	Responsiveness to shareholders;
•	Whether a takeover offer has been rebuffed.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the proponents proved that board change is warranted? And if so, (2) Are the proponent board nominees likely to effect positive change (i.e., maximize long-term shareholder value)?

Voting on Directors for Egregious Actions

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
•	Failure to replace management as appropriate; or
•
Egregious actions related to the director(s)’service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.22

Discharge of Board and Management

Vote for the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling concerns that the board is not fulfilling its fiduciary duties warranted on a CASE-BY-CASE basis by:

•
A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest

•
Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged action yet to be confirmed (and not only in the fiscal year in question) such as price fixing, insider trading, bribery, fraud, and other illegal actions

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR routine proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

22 The Advisor may vote AGAINST or WITHHOLD from an individual director if the director also serves as a director for another company that has adopted a poison pill for any purpose other than protecting such other company’s net operating losses.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE23

Share Issuance Requests

General Issuances

Vote FOR issuance authorities with pre-emptive rights to a maximum of 100 percent over currently issued capital and as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines.

Vote FOR issuance authorities without pre-emptive rights to a maximum of 20 percent (or a lower limit if local market best practice recommendations provide) of currently issued capital as long as the share issuance authorities’ periods are clearly disclosed (or implied by the application of a legal maximum duration) and in line with market-specific practices and/or recommended guidelines

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:
•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

23 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company's borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR share repurchase programs/market authorities, provided that the proposal meets the following parameters:

•	Maximum Volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”); and
•	Duration does not exceed 18 months.

ISS will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;
•	There is clear evidence of abuse;
•	There is no safeguard against selective buybacks; and/or
•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

ISS may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed CASE-BY-CASE based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:

•	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;
•	The plan still respects the 10 percent maximum of shares to be kept in treasury.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION24

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

24 See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•
Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.
•
Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•
Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•
Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to allow shareholders to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company's corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company's business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

With respect to environmentally screened portfolios, the Advisor will generally vote on shareholder proposals involving environmental issues in accordance with the following ISS International Proxy Voting Guidelines:

Generally vote CASE-BY-CASE, taking into consideration whether implementation of the proposal is likely to enhance or protect shareholder value, and in addition the following will be considered:

•	If the issues presented in the proposal are more appropriately or effectively dealt with through legislation or government regulation;
•	If the company has already responded in an appropriate and sufficient manner to the issue(s) raised in the proposal;
•	Whether the proposal's request is unduly burdensome (scope, timeframe, or cost) or overly prescriptive;
•	The company's approach compared with any industry standard practices for addressing the issue(s) raised by the proposal;
•
If the proposal requests increased disclosure or greater transparency, whether or not reasonable and sufficient information is currently available to shareholders from the company or from other publicly available sources; and

•
If the proposal requests increased disclosure or greater transparency, whether or not implementation would reveal proprietary or confidential information that could place the company at a competitive disadvantage.

Country of Incorporation vs. Country of Listing-Application of Policy

In general, country of incorporation will be the basis for policy application. However, ISS will generally apply its US policies to the extent possible at issuers that file DEF 14As, 10-K annual and 10-Q quarterly reports and are thus considered domestic issuers by the U.S. Securities and Exchange Commission (SEC).

Foreign Private Issuers Listed on U.S. Exchanges

Companies that are incorporated outside of the U.S. and listed solely on U.S. exchanges, where they qualify as Foreign Private Issuers, will be subject to the following policy:

Vote AGAINST (or WITHHOLD from) non-independent director nominees at companies which fail to meet the following criteria: a majority-independent board, and the presence of an audit, a compensation, and a nomination committee, each of which is entirely composed of independent directors.

Where the design and disclosure levels of equity compensation plans are comparable to those seen at U.S. companies, U.S. compensation policy will be used to evaluate the compensation plan proposals. In all other cases, equity compensation plans will be evaluated according to ISS' International Proxy Voting Guidelines.

All other voting items will be evaluated using ISS' International Proxy Voting Guidelines.

Foreign private issuers ("FPIs") are defined as companies whose business is administered principally outside the U.S., with more than 50 percent of assets located outside the U.S.; a majority of whose directors/officers are not U.S. citizens or residents; and a majority of whose outstanding voting shares are held by non-residents of the U.S.

DFA INVESTMENT DIMENSIONS GROUP INC. (182/183)

PART C
OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)           Articles of Incorporation.
(1)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 115/116 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2009.

(2)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(3)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(4)	Articles Supplementary filed with the Maryland Secretary of State on July 14, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(5)	Articles Supplementary filed with the Maryland Secretary of State on October 12, 2010 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(6)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(7)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(8)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(9)	Articles of Amendment filed with the Maryland Secretary of State on February 28, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(10)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(11)	Certificate of Correction filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(12)	Articles of Amendment filed with the Maryland Secretary of State on July 25, 2011.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(13)	Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(14)	Articles Supplementary filed with the Maryland Secretary of State on November 4, 2011 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(15)	Articles Supplementary filed with the Maryland Secretary of State on April 23, 2012 re: the allocation and classification of shares.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 3, 2012.

(16)	Articles of Amendment filed with the Maryland Secretary of State on October 22, 2012.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(17)	Articles Supplementary filed with the Maryland Secretary of State on October 22, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(18)	Articles Supplementary filed with the Maryland Secretary of State on December 19, 2012 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 157/158 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 2013.

(19)	Articles Supplementary filed with the Maryland Secretary of State on January 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(20)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 160/161 to Registrant’s Registration Statement on Form   N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 22, 2013.

(21)	Articles Supplementary filed with the Maryland Secretary of State on June 17, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(22)	Articles Supplementary filed with the Maryland Secretary of State on September 24, 2013 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(23)         Articles Supplementary filed with the Maryland Secretary of State on September 27, 2013 re: the
allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(24)	Articles Supplementary filed with the Maryland Secretary of State on January 14, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing:  Post-Effective Amendment No. 169/170 to Registrant’s Registration Statement on Form   N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 31, 2014.

(25)	Articles Supplementary filed with the Maryland Secretary of State on February 18, 2014 re: the allocation and classification of shares.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(26)	Articles of Amendment filed with the Maryland Secretary of State on June 26, 2014.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(27)	Articles Supplementary filed with the Maryland Secretary of State on September 11, 2014.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(28)	Articles Supplementary filed with the Maryland Secretary of State on February 6, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 178/179 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 24, 2015.

(29)	Articles of Amendment filed with the Maryland Secretary of State on February 27, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(30)	Articles Supplementary filed with the Maryland Secretary of State on February 27, 2015.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-

1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(31)	Articles Supplementary filed with the Maryland Secretary of State on May 7, 2015. ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.a.31

(b)	By-Laws.
Amended and Restated Bylaws of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(c)	Instruments Defining the Rights of Security holders.
(1)	See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

(2)	See Article 8 of the Registrant’s Amended and Restated By-Laws.

(d)           Investment Advisory Agreement.
(1)	Investment Management Agreements.
(a)	Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987, amended and restated February 28, 2010 re: the:
*           DFA Short-Term Government Portfolio (formerly the DFA Five-Year Government Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(b)	Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994, amended October 18, 1996 re: the:
*           VA Global Bond Portfolio (formerly the DFA Global Fixed Income Portfolio and the DFA Global Bond Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 20, 1998.

(c)	Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:
*           DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 20, 1998.

(d)	Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:
*           Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(e)	Form of Investment Advisory Agreement between the Registrant and DFA re:
*           DFA Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 136/137 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 7, 2011.

(f)	Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:
*           DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(g)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Large Value Portfolio (formerly known as the VA Large Value Portfolio and DFA Global Value Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(h)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA U.S. Targeted Value Portfolio (formerly known as the VA Small Value Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(i)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*           VA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(j)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(k)	Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:
*	VA Short-Term Fixed Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(l)	Form of Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:
*	International Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(m)	Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:
*	Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S. 5-10 Value Portfolio);
*	Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10 Small Company Portfolio); and
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)           Addendum Number One re: the reflection of the following name changes:
*	Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio and
*	Tax-Managed U.S. 6-10 Small Company Portfolio to the Tax-Managed U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(2)           Addendum Number Two re: the reflection of the following name changes:
*	Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2007.

(n)	Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:
*	DFA Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(o)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 14, 2005.

(p)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Core Equity 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(q)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(r)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(s)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:
*	U.S. Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(t)	Investment Advisory Agreement between the Registrant and DFA dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(u)	Investment Advisory Agreement between the Registrant and DFA dated September 12, 2006 re: the:

*	DFA Inflation-Protected Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 12, 2006.

(v)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 177/178 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2014.

(w)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA California Short-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 12, 2007.

(x)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	T.A. U.S. Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 12, 2007.

(y)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2007.

(z)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 89/90 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 24, 2007.

(aa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	CSTG&E U.S. Social Core Equity 2 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(bb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(cc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 10, 2008.

(dd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 10, 2008.

(ee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(ff)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 97/98 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 13, 2007.

(gg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 177/178 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2014.

(hh)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA International Value Ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 105/106 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 9, 2008.

(ii)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 107/108 to Registrant’s Registration Statement on
Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: May 9, 2008.

(jj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(kk)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ll)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(mm)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(nn)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(oo)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(pp)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA VA Global Moderate Allocation Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(qq)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           Asia Pacific Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(rr)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Continental Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ss)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(tt)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(uu)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Japanese Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(vv)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	LWAS/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ww)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(xx)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*	Tax-Managed U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(yy)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	U.S. Large Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(zz)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	United Kingdom Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(aaa)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(bbb)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(ccc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(ddd)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA California Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(eee)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(fff)	Form of Investment Advisory Agreement between the Registrant and DFA, dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(ggg)	Investment Management Agreement between the Registrant and DFA, dated March 12, 2015, re: the:
*	DFA LTIP Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.1.ggg

(hhh)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(iii)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(jjj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Intermediate-Term Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 135/136 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 18, 2011.

(kkk)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(lll)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(mmm)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(nnn)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(ooo)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(ppp)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(qqq)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(rrr)           Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           U.S. Large Cap Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 161/162 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: April 3, 2013.

(sss)           Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*           DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 165/166 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 15, 2013.

(ttt)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*           Dimensional Retirement Fixed Income Fund IV
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 168/169 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258
Filing Date: November 18, 2013

(uuu)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*   DFA Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(vvv)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:
*	DFA Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(www)	Form of Investment Management Agreement between the Registrant and DFA re: the:
*	VIT Inflation-Protected Securities Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.1.www

(xxx)	Form of Investment Management Agreement between the Registrant and DFA re: the:
*	DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(yyy)	Form of Investment Management Agreement between the Registrant and DFA re: the:
*	DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(2)	Sub-advisory Agreements.
(a)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited (formerly DFA Australia Pty Limited) dated July 18, 1997
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 78/79 to the Registrant’s Registration

Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2006.

(b)	Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:
*	VA International Small Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(c)	Form of Consultant Services Agreement between DFA and DFA Australia Limited (formerly DFA Australia Pty Limited)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(d)	Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 1999.

(e)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(f)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 13, 2005.

(g)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:
*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(h)	Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited dated August 7, 2006 re: the:

*	Emerging Markets Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 4, 2006.

(i)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA International Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 5, 2006.

(k)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(l)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	CSTG&E International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 8, 2007.

(m)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(n)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Sustainability Core 1 Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on

Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(o)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(p)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Selectively Hedged Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: October 17, 2007.

(q)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 26, 2008.

(r)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	T.A. World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 26, 2008.

(s)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Value ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 23, 2008.

(t)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA International Value ex Tobacco Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 23, 2008.

(u)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 23, 2008.

(v)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	International Vector Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 23, 2008.

(w)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2009.

(x)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Global Real Estate Securities Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2009.

(y)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(z)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Short-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(aa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(bb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Intermediate-Term Extended Quality Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(cc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(dd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA International Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Large Cap International Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(gg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(hh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Tax-Managed DFA International Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(ii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(jj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Emerging Markets Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 25, 2010.

(kk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(ll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	World ex U.S. Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 1, 2010.

(mm)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Commodity Strategy Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(nn)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Commodity Strategy Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 16, 2010.

(oo)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(pp)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA Investment Grade Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 15, 2010.

(qq)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.
(rr)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, dated July 25, 2011, amended June 27, 2014, re: the:
*	World Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.
(ss)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(tt)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(uu)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(vv)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	Selectively Hedged Global Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 133/134 to Registrant’s
Registration  Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 25, 2011.

(ww)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant’s
Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(xx)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*	DFA World ex U.S. Government Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 134/135 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: September 7, 2011.

(yy)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(zz)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*           International Social Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(aaa)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*           World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(bbb)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*           World ex U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: August 8, 2012.

(ccc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(ddd)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*           International Large Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(eee)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(fff)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*           International Small Cap Growth Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 27, 2012.

(ggg)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(hhh)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*           World ex U.S. Core Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 14, 2012.

(iii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 165/166 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 15, 2013.

(jjj)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*           DFA Short-Duration Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 165/166 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 15, 2013.

(kkk)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           Dimensional Retirement Fixed Income Fund IV
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 168/169 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258
Filing Date: November 18, 2013

(lll)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*           Dimensional Retirement Fixed Income Fund IV
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 168/169 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258
File Date: November 18, 2013

(mmm)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*    DFA Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
File Date: July 2, 2014.

(nnn)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia

Limited re: the:
*           DFA Municipal Real Return Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 173/174 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 2, 2014.

(ooo)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*    DFA Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(ppp)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*           DFA Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 176/177 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 24, 2014.

(qqq)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           VIT Inflation-Protected Securities Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.2.qqq

(rrr)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*           VIT Inflation-Protected Securities Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.d.2.rrr

(sss)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*           DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(ttt)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*           DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(uuu)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:
*    DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(vvv)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited re: the:
*           DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(e)           Underwriting Contracts.

(1)	Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(f)	Bonus or Profit Sharing Plans.
Not Applicable.

(g)	Custodian Agreements.
(1)	Form of Global Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of December 21, 2012.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(a)	Form of Amendment No. 1 re: the addition of the World ex U.S. Core Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Form of Amendment No. 2 dated October 1, 2013 re: the addition of the DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(2)	Form of Custodian Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(a)	Form of Amendment No. 1 re: the addition of the DFA VA Global Moderate Allocation Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Form of Amendment No. 2 dated June 17, 2013 re: the addition of the U.S. Large Cap Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(c)	Amendment No. 3 dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(h)	Other Material Contracts.

(1)	Form of Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(a)	Amendment dated June 17, 2013 re: the addition of U.S. Large Cap Equity Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(b)	Amendment No. 2 dated August 8, 2013 re: calculation and payment of shareholder service fees.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(c)	Amendment No. 3 dated October 7, 2013 re: the addition of DFA Short-Duration Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(d)	Form of Amendment No. 1 re: the addition of “FAN” services.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 171/172 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2014.

(e)	Amendment No. 4 dated October 10, 2014 re: the addition of DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(2)	Financial Statement Typesetting Services Agreement to Administration and Accounting Services Agreement dated October 20, 2009.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2012.

(3)	Administration Agreements.
Administration Agreements between the Registrant and DFA.
(a)	Dated January 6, 1993 re: the
*           DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(b)	Dated August 8, 1996 re: the:
*           Japanese Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(c)	Dated August 8, 1996 re: the
*           United Kingdom Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(d)	Dated August 8, 1996 re: the
*           Continental Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(e)	Dated August 8, 1996 re: the
*           Asia Pacific Rim Small Company Portfolio

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           Pacific Rim Small Company Portfolio to Asia Pacific Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2006.

(f)	Dated January 6, 1993 re: the
*           U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(g)	Dated January 6, 1993 re: the:
*           U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(h)	Dated January 6, 1993 re: the:
*           U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(i)	Dated February 8, 1996 re: the

*           RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Addendum Number One re: the reflection of the following name change:
*           RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(j)	Dated March 30, 1994 re:
*           Emerging Markets Portfolios
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(k)	Dated February 8, 1996 re: the:
*           Enhanced U.S. Large Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(l)	Dated February 8, 1996 re: the
*           DFA Two-Year Global Fixed Income Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(m)	Dated August 8, 1996 re: the:
*           International Small Company Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 29, 2004.

(n)	Dated December 19, 1996 re: the:
*           Emerging Markets Small Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(o)	Dated November 30, 1997 re: the:
*           U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(1)	Form of Addendum Number One re: the reflection of the following name change:
*           U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 60/61 to the
Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 23, 2001.

(p)	Form of Amended and Restated dated October 5, 1999 re: the:
*           U.S. Targeted Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 30, 2007.

(q)	Dated November 30, 1997 re: the:
*           Emerging Markets Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(r)	Dated December 8, 1998 re: the:
*           Tax-Managed U.S. Marketwide Value Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on
Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 22, 1999.

(s)	Form of Dated August 1, 2001 re: the:
*           Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 61/62 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 18, 2001.

(1)	Addendum Number One re: the reflection of the following name change:
*           Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 66/67 to the
Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: July 30, 2002.

(4)	Form of Administration Agreement between the Registrant and State Street Bank and Trust

Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(a)	Amendment dated October 13, 2014 re: the addition of the DFA Municipal Real Return Portfolio.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(5)           Other.
(a)	Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life
Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(b)	Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: June 19, 1995.

(c)	Form of Client Service Agent Agreement re: the:
*           RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: November 22, 1995.

(1)	Addendum Number One re: the reflection of the following name change:
*           RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: January 26, 2001.

(d)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement
between the Registrant and DFA re: various portfolios of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(e)	Form of Participation Agreement (Manual Trades)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(f)	Form of Participation Agreement (Manual After Hours)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(g)	Form of Participation Agreement (FundSERV)
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 158/159 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 28, 2013.

(h)	Form of Expense Assumption Agreement between the Registrant and DFA re: the:
*           Dimensional Retirement Fixed Income Fund IV
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(i)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
*           DFA Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(j)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
*           VIT Inflation-Protected Securities Portfolio
ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.h.5.j

(k)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement
between the Registrant and DFA re: various portfolios of the Registrant
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(l)	Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement
between the Registrant and DFA re: the:
*           Emerging Markets Value Portfolio – Class R2
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(m)	Form of Amended and Restated Fee Waiver and Expense Assumption Agreement
between the Registrant and DFA re: the:
*           U.S. Targeted Value Portfolio – Class R1
*           U.S. Targeted Value Portfolio – Class R2
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(n)	Form of Amended Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
*           DFA LTIP Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(o)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
*    DFA Targeted Credit Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(p)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: the:
*    DFA NY Municipal Bond Portfolio
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 180/181 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: March 5, 2015.

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(j)	Other Opinions.

(1)	Consent of PricewaterhouseCoopers LLP
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 179/180 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: February 27, 2015.

(k)	Omitted Financial Statements.
Not Applicable.

(l)            Initial Capital Agreements.

Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.
Not Applicable.

(n)	Plans pursuant to Rule 18f-3.

(1)	Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

(o)	Powers-of-Attorney.

(1)
On behalf of the Registrant, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(2)
On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(3)
On behalf of Dimensional Emerging Markets Value Fund, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron

S. Scholes and Abbie J. Smith.
Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: December 30, 2010.

(p)	Codes of Ethics.

(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.

Incorporated herein by reference to:
Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration
Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.
Filing Date: May 11, 2011.

ITEM 29.               PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.

None.

ITEM 30.               INDEMNIFICATION.
Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)
The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)
The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)
The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31.               BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)
Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.  The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA International Value ex Tobacco Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging

Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio, DFA LTIP Portfolio, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed Income Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, Dimensional Retirement Fixed Income Fund IV, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Targeted Credit Portfolio, and DFA NY Municipal Bond Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)
The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA International Value ex Tobacco Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, World Core Equity Portfolio, DFA LTIP Portfolio, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed Income Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, DFA Short-Duration Real Return Portfolio, Dimensional Retirement Fixed Income Fund IV, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Targeted Credit Portfolio, and DFA NY Municipal Bond Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA has its principal placed of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.                      PRINCIPAL UNDERWRITERS.

(a)
DFA Securities LLC, (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, Texas 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
April A. Aandal	Vice President	Vice President
Robyn G. Alcorta	Vice President	Vice President
Darryl D. Avery	Vice President	Vice President
Arthur H. Barlow	Vice President	Vice President
Peter Bergan	Vice President	Vice President
Lana Bergstein	Vice President	Vice President
Stanley W. Black	Vice President	Vice President
Aaron T. Borders	Vice President	Vice President
Scott A. Bosworth	Vice President	Vice President

Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
David P. Butler	Vice President	Vice President
Douglas M. Byrkit	Vice President	Vice President
Hunt M. Cairns	Vice President	Vice President
James G. Charles	Vice President	Vice President
Joseph H. Chi	Vice President	Vice President
Pil Sun Choi	Vice President	Vice President
Stephen A. Clark	Vice President	Vice President
Matt B. Cobb	Vice President	Vice President
Rose C. Cooke	Vice President	Vice President
Ryan Cooper	Vice President	Vice President
Jeffrey D. Cornell	Vice President	Vice President
Robert P. Cornell	Vice President	Vice President
George H. Crane	Vice President	Vice President
Christopher S. Crossan	Vice President and Chief Compliance Officer	Vice President and Global Chief Compliance Officer
James L. Davis	Vice President	Vice President
Robert T. Deere	Vice President	Vice President
Johnathon K. DeKinder	Vice President	Vice President
Peter F. Dillard	Vice President	Vice President
Robert W. Dintzner	Vice President	Vice President
Karen M. Dolan	Vice President	Vice President
Richard A. Eustice	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Gretchen A. Flicker	Vice President	Vice President
Jed S. Fogdall	Vice President	Vice President
Edward A. Foley	Vice President	Vice President
Jeremy P. Freeman	Vice President	Vice President
Mark R. Gochnour	Vice President	Vice President
Tom M. Goodrum	Vice President	Vice President
Henry F. Gray	Vice President	Vice President
John T. Gray	Vice President	Vice President
Christian Gunther	Vice President	Vice President
Robert W. Hawkins	Vice President	Vice President
Joel H. Hefner	Vice President	Vice President
Julie C. Henderson	Vice President and Fund Controller	Vice President and Fund Controller
Kevin B. Hight	Vice President	Vice President
Christine W. Ho	Vice President	Vice President
Michael C. Horvath	Vice President	Vice President
Jeff J. Jeon	Vice President	Vice President
Garret D. Jones	Vice President	Vice President
Stephen W. Jones	Vice President	Vice President
David M. Kavanaugh	Vice President	Vice President
Andrew K. Keiper	Vice President	Vice President
Glenn E. Kemp	Vice President	Vice President
David M. Kershner	Vice President	Vice President
Kimberly L. Kiser	Vice President	Vice President
Timothy R. Kohn	Vice President	Vice President
Joseph F. Kolerich	Vice President	Vice President
Mark D. Krasniewski	Vice President	Vice President
Kahne L. Krause	Vice President	Vice President
Stephen W. Kurad	Vice President	Vice President
Michael F. Lane	Vice President	Vice President
Francis R. Lao	Vice President	Vice President
David F. LaRusso	Vice President	Vice President
Juliet H. Lee	Vice President	Vice President

Marlena I. Lee	Vice President	Vice President
John B. Lessley	Vice President	Vice President
Apollo D. Lupescu	Vice President	Vice President
Peter Magnusson	Vice President	Vice President
Kenneth M. Manell	Vice President	Vice President
Aaron M. Marcus	Vice President	Vice President
David R. Martin	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer
Bryan R. McClune	Vice President	Vice President
Philip P. McInnis	Vice President	Vice President
Jonathan G. Nelson	Vice President	Vice President
Catherine L. Newell	Vice President and Secretary	Vice President and Secretary
Pamela B. Noble	Vice President	Vice President
Selwyn Notelovitz	Vice President and Deputy Chief Compliance Officer	Vice President and Deputy Chief Compliance Officer
Carolyn L. O	Vice President	Vice President
Gerard K. O’Reilly	Vice President and Co-Chief Investment Officer	Vice President and Co-Chief Investment Officer
Daniel C. Ong	Vice President	Vice President
Kyle K. Ozaki	Vice President	Vice President
Matthew A. Pawlak	Vice President	Vice President
David A. Plecha	Vice President	Vice President
Allen Pu	Vice President	Vice President
Theodore W. Randall	Vice President	Vice President
David J. Rapozo	Vice President	Vice President
Mark A. Regier	Vice President	Vice President
Savina B. Rizova	Vice President	Vice President
L. Jacobo Rodriguez	Vice President	Vice President
Oliver J. Rowe	Vice President	Vice President
Julie A. Saft	Vice President	Vice President
Walid A. Shinnawi	Vice President	Vice President
Bruce A. Simmons	Vice President	Vice President
Ted R. Simpson	Vice President	Vice President
Bhanu P. Singh	Vice President	Vice President
Bryce D. Skaff	Vice President	Vice President
Lukas J. Smart	Vice President	Vice President
Andrew D. Smith	Vice President	Vice President
Grady M. Smith	Vice President	Vice President
Carl G. Snyder	Vice President	Vice President
Lawrence R. Spieth	Vice President	Vice President
Richard H. Tatlow V	Vice President	Vice President
Blake T. Tatsuta	Vice President	Vice President
Erik T. Totten	Vice President	Vice President
John H. Totten	Vice President	Vice President
Robert C. Trotter	Vice President	Vice President
Karen E. Umland	Vice President	Vice President
Benjamin C. Walker	Vice President	Vice President
Brian J. Walsh	Vice President	Vice President
Weston J. Wellington	Vice President	Vice President
Ryan J. Wiley	Vice President	Vice President
Paul E. Wise	Vice President	Vice President
Joseph L. Young	Vice President	Vice President
David G. Booth	Chairman, Director, President and Co-Chief Executive Officer	Chairman, Director, President and Co-Chief Executive Officer
Kenneth R. French	Director	Not Applicable

John A. McQuown	Director	Not Applicable
Eduardo A. Repetto	Director, Co-Chief Executive Officer and Co-Chief Investment Officer	Director, Co-Chief Executive Officer and Chief Investment Officer
Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.                LOCATION OF ACCOUNTS AND RECORDS.
The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

State Street Bank and Trust Company	1 Lincoln Street, Boston, MA 02111

ITEM 34.               MANAGEMENT SERVICES.

None.

ITEM 35.               UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment Nos. 182/183 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 8th day of May, 2015.

DFA INVESTMENT DIMENSIONS GROUP INC.
(Registrant)
By:           /s/David G. Booth                                *
     David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 182/183 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/David G. Booth*	President, Director,	May 8, 2015
David G. Booth	Chairman and Co-Chief
Executive Officer

/s/Eduardo A. Repetto*	Director, Co-Chief	May 8, 2015
Eduardo A. Repetto	Executive Officer and
Co-Chief Investment Officer

/s/David R. Martin*	Chief Financial Officer,	May 8, 2015
David R. Martin	Treasurer and Vice President

/s/George M. Constantinides*	Director	May 8, 2015
George M. Constantinides

/s/John P. Gould*	Director	May 8, 2015
John P. Gould

/s/Roger G. Ibbotson*	Director	May 8, 2015
Roger G. Ibbotson

/s/Edward P. Lazear*	Director	May 8, 2015
Edward P. Lazear

/s/Myron S. Scholes*	Director	May 8, 2015
Myron S. Scholes

/s/Abbie J. Smith*	Director	May 8, 2015
Abbie J. Smith

* By:      /s/ Carolyn L. O
Carolyn L. O
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST

Exhibit No.	Description
28.a.31	Articles Supplementary
28.d.1.ggg	Investment Management Agreement for DFA LTIP Portfolio
28.d.1.www	Form of Investment Management Agreement for VIT Inflation-Protected Securities Portfolio
28.d.2.qqq	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. for VIT Inflation-Protected Securities Portfolio
28.d.2.rrr	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited for VIT Inflation-Protected Securities Portfolio
28.h.5.j	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA for VIT Inflation-Protected Securities Portfolio

EX-28.a.31

DFA INVESTMENT DIMENSIONS GROUP INC.

ARTICLES SUPPLEMENTARY TO THE CHARTER

DFA INVESTMENT DIMENSIONS GROUP INC., a Maryland corporation having its principal office in Baltimore, Maryland (hereinafter called the “Corporation”) and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, hereby certifies, in accordance with the requirements of Section 2-208 and/or 2-208.1 of the Maryland General Corporation Law (the “MGCL”), to the State Department of Assessments and Taxation of Maryland that:

FIRST:  The total number of shares of capital stock which the Corporation is authorized to issue is Sixty Billion (60,000,000,000) shares of capital stock, with a par value of One Cent ($0.01) per share, having an aggregate par value of Six Hundred Million Dollars ($600,000,000).  Currently, the Corporation’s authorized shares have been designated and classified into the following seventy-nine Series:

Series Designation	Number of Shares
U.S. Micro Cap Portfolio Institutional Shares	1,500,000,000
The DFA One-Year Fixed Income Portfolio Shares	2,000,000,000
The DFA Short-Term Government Portfolio Shares	500,000,000
The United Kingdom Small Company Portfolio Institutional Shares	100,000,000
The Japanese Small Company Portfolio Institutional Shares	100,000,000
The Continental Small Company Portfolio Institutional Shares	100,000,000
The DFA Intermediate Government Fixed Income Portfolio Shares	700,000,000
The DFA Five-Year Global Fixed Income Portfolio Shares	1,500,000,000
Asia Pacific Small Company Portfolio Institutional Shares	100,000,000
The Large Cap International Portfolio Shares	500,000,000
U.S. Small Cap Portfolio Shares	1,000,000,000
U.S. Small Cap Value Portfolio Institutional Shares	1,700,000,000
The U.S. Large Cap Value Portfolio Shares	2,000,000,000
The DFA Real Estate Securities Portfolio Shares	700,000,000
LWAS/DFA International High Book to Market Portfolio Shares	200,000,000
The Emerging Markets Portfolio Shares	500,000,000
DFA International Small Cap Value Portfolio Shares	2,300,000,000
VA U.S. Large Value Portfolio Shares	100,000,000

Series Designation	Number of Shares
VA Global Bond Portfolio Shares	100,000,000
VA U.S. Targeted Value Portfolio Shares	100,000,000
VA International Value Portfolio Shares	100,000,000
VA International Small Portfolio Shares	100,000,000
VA Short-Term Fixed Portfolio Shares	100,000,000
Enhanced U.S. Large Company Portfolio Shares	300,000,000
DFA Two-Year Global Fixed Income Portfolio Shares	2,000,000,000
International Small Company Portfolio Shares	1,500,000,000
Emerging Markets Small Cap Portfolio Institutional Shares	500,000,000
U.S. Targeted Value Portfolio Shares	900,000,000
Emerging Markets Value Portfolio Shares	1,600,000,000
Tax-Managed U.S. Targeted Value Portfolio Shares	700,000,000
Tax-Managed U.S. Small Cap Portfolio Shares	500,000,000
Tax-Managed U.S. Marketwide Value Portfolio Shares	700,000,000
Tax-Managed DFA International Value Portfolio Shares	700,000,000
Tax-Managed U.S. Equity Portfolio Shares	500,000,000
DFA Short-Term Municipal Bond Portfolio Institutional Shares	500,000,000
Emerging Markets Core Equity Portfolio Shares	1,500,000,000
U.S. Core Equity 1 Portfolio Shares	1,500,000,000
U.S. Core Equity 2 Portfolio Shares	2,300,000,000
U.S. Vector Equity Portfolio Shares	1,000,000,000
International Core Equity Portfolio Shares	2,000,000,000
Emerging Markets Social Core Equity Portfolio Shares	500,000,000
DFA Inflation-Protected Securities Portfolio Shares	500,000,000
DFA International Real Estate Securities Portfolio Shares	1,200,000,000
DFA California Short-Term Municipal Bond Portfolio Institutional Shares	300,000,000
T.A. U.S. Core Equity 2 Portfolio Institutional Shares	1,000,000,000
CSTG&E U.S. Social Core Equity 2 Portfolio Shares	300,000,000
CSTG&E International Social Core Equity Portfolio Shares	300,000,000
U.S. Social Core Equity 2 Portfolio Shares	300,000,000

2

Series Designation	Number of Shares
U.S. Sustainability Core 1 Portfolio	300,000,000
International Sustainability Core 1 Portfolio	300,000,000
DFA Selectively Hedged Global Fixed Income Portfolio Institutional Shares	300,000,000
T.A. World ex U.S. Core Equity Portfolio Institutional Shares	500,000,000
DFA Global Real Estate Securities Portfolio	500,000,000
DFA International Value ex Tobacco Portfolio	300,000,000
International Vector Equity Portfolio	500,000,000
DFA Short-Term Extended Quality Portfolio Institutional Shares	500,000,000
DFA Intermediate-Term Extended Quality Portfolio Institutional Shares	300,000,000
DFA VA Global Moderate Allocation Portfolio Shares	200,000,000
World ex U.S. Value Portfolio Shares	100,000,000
DFA Commodity Strategy Portfolio Shares	300,000,000
DFA California Intermediate-Term Municipal Bond Portfolio Institutional Shares	100,000,000
DFA Investment Grade Portfolio Institutional Shares	400,000,000
DFA LTIP Portfolio Shares	100,000,000
World Core Equity Portfolio Shares	100,000,000
Selectively Hedged Global Equity Portfolio Shares	100,000,000
DFA World ex U.S. Government Fixed Income Portfolio Shares	100,000,000
DFA Intermediate-Term Municipal Bond Portfolio Shares	100,000,000
World ex U.S. Targeted Value Portfolio Shares	100,000,000
International Social Core Equity Portfolio Shares	100,000,000
U.S. Large Cap Growth Portfolio Shares	100,000,000
U.S. Small Cap Growth Portfolio Shares	100,000,000
International Large Cap Growth Portfolio Shares	100,000,000
International Small Cap Growth Portfolio Shares	100,000,000
World ex U.S. Core Equity Portfolio Shares	100,000,000
U.S. Large Cap Equity Portfolio Shares	100,000,000
DFA Short-Duration Real Return Portfolio Shares	100,000,000

3

Series Designation	Number of Shares
Dimensional Retirement Fixed Income Fund IV Shares	100,000,000
DFA Municipal Real Return Portfolio Shares	100,000,000
DFA Municipal Bond Portfolio Shares	100,000,000

    In addition, 14,500,000,000 shares of capital stock of the Corporation remain unallocated and undesignated.

    The shares of capital stock of the Corporation with a par value of One Cent ($0.01) per share allocated to the following Series:

The DFA One-Year Fixed Income Portfolio Shares;
The DFA Short-Term Government Portfolio Shares;
The DFA Intermediate Government Fixed Income Portfolio Shares;
The DFA Five-Year Global Fixed Income Portfolio Shares;
The Large Cap International Portfolio Shares;
U.S. Small Cap Portfolio Shares;
The U.S. Large Cap Value Portfolio Shares;
DFA International Small Cap Value Portfolio Shares;
The DFA Real Estate Securities Portfolio Shares;
The Emerging Markets Portfolio Shares;
Enhanced U.S. Large Company Portfolio Shares;
DFA Two-Year Global Fixed Income Portfolio Shares;
International Small Company Portfolio Shares;
U.S. Targeted Value Portfolio Shares;
Emerging Markets Value Portfolio Shares;
Emerging Markets Core Equity Portfolio Shares;
U.S. Core Equity 1 Portfolio Shares;
U.S. Core Equity 2 Portfolio Shares;
U.S. Vector Equity Portfolio Shares;
International Core Equity Portfolio Shares;
DFA Inflation-Protected Securities Portfolio Shares;
DFA International Real Estate Securities Portfolio Shares;
U.S. Sustainability Core 1 Portfolio Shares;
International Sustainability Core 1 Portfolio Shares;
DFA VA Global Moderate Allocation Portfolio Shares;
World Core Equity Portfolio  Shares;
DFA LTIP Portfolio Shares;
Selectively Hedged Global Equity Portfolio Shares;
DFA World ex U.S. Government Fixed Income Portfolio Shares;
DFA Intermediate-Term Municipal Bond Portfolio Shares;
World ex U.S. Targeted Value Portfolio Shares;
International Social Core Equity Portfolio Shares;
U.S. Large Cap Growth Portfolio Shares;

4

U.S. Small Cap Growth Portfolio Shares;
International Large Cap Growth Portfolio Shares;
International Small Cap Growth Portfolio Shares;
World ex U.S. Core Equity Portfolio Shares;
U.S. Large Cap Equity Portfolio Shares;
DFA Short-Duration Real Return Portfolio Shares;
Dimensional Retirement Fixed Income Fund IV Shares; and
DFA Municipal Real Return Portfolio Shares;

have been further subdivided into the following Classes:

Classes	Number of Shares
The DFA One-Year Fixed Income Portfolio Shares – Institutional Class	2,000,000,000
The DFA Short-Term Government Portfolio Shares – Institutional Class	500,000,000
The DFA Intermediate Government Fixed Income Portfolio Shares – Institutional Class	700,000,000
The DFA Five-Year Global Fixed Income Portfolio Shares – Institutional Class	1,500,000,000
The Large Cap International Portfolio Shares – Institutional Class	500,000,000
U.S. Small Cap Portfolio Shares – Institutional Class	1,000,000,000
The U.S. Large Cap Value Portfolio Shares – Institutional Class	2,000,000,000
DFA International Small Cap Value Portfolio Shares – Institutional Class	2,300,000,000
The DFA Real Estate Securities Portfolio Shares – Institutional Class	700,000,000
The Emerging Markets Portfolio Shares – Institutional Class	500,000,000
Enhanced U.S. Large Company Portfolio Shares – Institutional Class	300,000,000
DFA Two-Year Global Fixed Income Portfolio Shares – Institutional Class	2,000,000,000
International Small Company Portfolio Shares – Institutional Class	1,500,000,000
U.S. Targeted Value Portfolio Shares – Institutional Class	700,000,000
U.S. Targeted Value Portfolio Shares – Class R1	100,000,000
U.S. Targeted Value Portfolio Shares – Class R2	100,000,000
Emerging Markets Value Portfolio Shares – Institutional Class	1,500,000,000
Emerging Markets Value Portfolio Shares – Class R2	100,000,000
Emerging Markets Core Equity Portfolio Shares – Institutional Class	1,500,000,000
U.S. Core Equity 1 Portfolio Shares – Institutional Class	1,500,000,000

5

Classes	Number of Shares
U.S. Core Equity 2 Portfolio Shares – Institutional Class	2,300,000,000
U.S. Vector Equity Portfolio Shares – Institutional Class	1,000,000,000
International Core Equity Portfolio Shares – Institutional Class	2,000,000,000
DFA Inflation-Protected Securities Portfolio Shares – Institutional Class	500,000,000
DFA International Real Estate Securities Portfolio Shares – Institutional Class	1,200,000,000
U.S. Sustainability Core 1 Portfolio Shares – Institutional Class	300,000,000
International Sustainability Core 1 Portfolio Shares – Institutional Class	300,000,000
DFA VA Global Moderate Allocation Portfolio Shares – Class L10	100,000,000
DFA VA Global Moderate Allocation Portfolio Shares – Institutional Class	100,000,000
World Core Equity Portfolio Shares – Institutional Class	100,000,000
DFA LTIP Portfolio Shares – Institutional Class	100,000,000
Selectively Hedged Global Equity Portfolio Shares– Institutional Class	100,000,000
DFA World ex U.S. Government Fixed Income Portfolio Shares – Institutional Class	100,000,000
DFA Intermediate-Term Municipal Bond Portfolio Shares – Institutional Class	100,000,000
World ex U.S. Targeted Value Portfolio Shares – Institutional Class	100,000,000
International Social Core Equity Portfolio Shares – Institutional Class	100,000,000
U.S. Large Cap Growth Portfolio Shares – Institutional Class	100,000,000
U.S. Small Cap Growth Portfolio Shares – Institutional Class	100,000,000
International Large Cap Growth Portfolio Shares – Institutional Class	100,000,000
International Small Cap Growth Portfolio Shares – Institutional Class	100,000,000
World ex U.S. Core Equity Portfolio Shares – Institutional Class	100,000,000
U.S. Large Cap Equity Portfolio Shares – Institutional Class	100,000,000
DFA Short-Duration Real Return Portfolio Shares – Institutional Class	100,000,000
Dimensional Retirement Fixed Income Fund IV Shares – Institutional Class	100,000,000
DFA Municipal Real Return Portfolio Shares – Institutional Class	100,000,000

SECOND:  The Board of Directors of the Corporation has adopted resolutions: (i) classifying and allocating Three Hundred Million (300,000,000) shares of the unallocated and unissued shares of capital stock with a par value of One Cent ($0.01) per share, as follows: One

6

Hundred Million (100,000,000) shares of capital stock were allocated to the Series designated as “DFA NY Municipal Bond Portfolio,” One Hundred Million (100,000,000) shares of capital stock were allocated to the Series designated as “DFA Targeted Credit Portfolio,” and One Hundred Million (100,000,000) shares of capital stock were allocated to the Series designated as “VIT Inflation-Protected Securities Portfolio,” and (ii) further classifying and allocating such shares as separate Classes as follows:

Classes	Number of Shares
DFA NY Municipal Bond Portfolio Shares – Institutional Class	100,000,000
DFA Targeted Credit Portfolio Shares – Institutional Class	100,000,000
VIT Inflation-Protected Securities Portfolio Shares – Institutional Class	100,000,000

THIRD: Following the aforesaid classifications, allocations, and designations, the Corporation has the authority to issue Sixty Billion (60,000,000,000) shares of capital stock, with a par value of One Cent ($0.01) per share, having an aggregate par value of Six Hundred Million Dollars ($600,000,000), which shares of capital stock have been designated and classified into the following eighty-two Series:

Series Designation	Number of Shares
U.S. Micro Cap Portfolio Institutional Shares	1,500,000,000
The DFA One-Year Fixed Income Portfolio Shares	2,000,000,000
The DFA Short-Term Government Portfolio Shares	500,000,000
The United Kingdom Small Company Portfolio Institutional Shares	100,000,000
The Japanese Small Company Portfolio Institutional Shares	100,000,000
The Continental Small Company Portfolio Institutional Shares	100,000,000
The DFA Intermediate Government Fixed Income Portfolio Shares	700,000,000
The DFA Five-Year Global Fixed Income Portfolio Shares	1,500,000,000
Asia Pacific Small Company Portfolio Institutional Shares	100,000,000
The Large Cap International Portfolio Shares	500,000,000
U.S. Small Cap Portfolio Shares	1,000,000,000
U.S. Small Cap Value Portfolio Institutional Shares	1,700,000,000
The U.S. Large Cap Value Portfolio Shares	2,000,000,000
The DFA Real Estate Securities Portfolio Shares	700,000,000
LWAS/DFA International High Book to Market Portfolio Shares	200,000,000

7

Series Designation	Number of Shares
The Emerging Markets Portfolio Shares	500,000,000
DFA International Small Cap Value Portfolio Shares	2,300,000,000
VA U.S. Large Value Portfolio Shares	100,000,000
VA Global Bond Portfolio Shares	100,000,000
VA U.S. Targeted Value Portfolio Shares	100,000,000
VA International Value Portfolio Shares	100,000,000
VA International Small Portfolio Shares	100,000,000
VA Short-Term Fixed Portfolio Shares	100,000,000
Enhanced U.S. Large Company Portfolio Shares	300,000,000
DFA Two-Year Global Fixed Income Portfolio Shares	2,000,000,000
International Small Company Portfolio Shares	1,500,000,000
Emerging Markets Small Cap Portfolio Institutional Shares	500,000,000
U.S. Targeted Value Portfolio Shares	900,000,000
Emerging Markets Value Portfolio Shares	1,600,000,000
Tax-Managed U.S. Targeted Value Portfolio Shares	700,000,000
Tax-Managed U.S. Small Cap Portfolio Shares	500,000,000
Tax-Managed U.S. Marketwide Value Portfolio Shares	700,000,000
Tax-Managed DFA International Value Portfolio Shares	700,000,000
Tax-Managed U.S. Equity Portfolio Shares	500,000,000
DFA Short-Term Municipal Bond Portfolio Institutional Shares	500,000,000
Emerging Markets Core Equity Portfolio Shares	1,500,000,000
U.S. Core Equity 1 Portfolio Shares	1,500,000,000
U.S. Core Equity 2 Portfolio Shares	2,300,000,000
U.S. Vector Equity Portfolio Shares	1,000,000,000
International Core Equity Portfolio Shares	2,000,000,000
Emerging Markets Social Core Equity Portfolio Shares	500,000,000
DFA Inflation-Protected Securities Portfolio Shares	500,000,000
DFA International Real Estate Securities Portfolio Shares	1,200,000,000
DFA California Short-Term Municipal Bond Portfolio Institutional Shares	300,000,000
T.A. U.S. Core Equity 2 Portfolio Institutional Shares	1,000,000,000

8

Series Designation	Number of Shares
CSTG&E U.S. Social Core Equity 2 Portfolio Shares	300,000,000
CSTG&E International Social Core Equity Portfolio Shares	300,000,000
U.S. Social Core Equity 2 Portfolio Shares	300,000,000
U.S. Sustainability Core 1 Portfolio	300,000,000
International Sustainability Core 1 Portfolio	300,000,000
DFA Selectively Hedged Global Fixed Income Portfolio Institutional Shares	300,000,000
T.A. World ex U.S. Core Equity Portfolio Institutional Shares	500,000,000
DFA Global Real Estate Securities Portfolio	500,000,000
DFA International Value ex Tobacco Portfolio	300,000,000
International Vector Equity Portfolio	500,000,000
DFA Short-Term Extended Quality Portfolio Institutional Shares	500,000,000
DFA Intermediate-Term Extended Quality Portfolio Institutional Shares	300,000,000
DFA VA Global Moderate Allocation Portfolio Shares	200,000,000
World ex U.S. Value Portfolio Shares	100,000,000
DFA Commodity Strategy Portfolio Shares	300,000,000
DFA California Intermediate-Term Municipal Bond Portfolio Institutional Shares	100,000,000
DFA Investment Grade Portfolio Institutional Shares	400,000,000
DFA LTIP Portfolio Shares	100,000,000
World Core Equity Portfolio Shares	100,000,000
Selectively Hedged Global Equity Portfolio Shares	100,000,000
DFA World ex U.S. Government Fixed Income Portfolio Shares	100,000,000
DFA Intermediate-Term Municipal Bond Portfolio Shares	100,000,000
World ex U.S. Targeted Value Portfolio Shares	100,000,000
International Social Core Equity Portfolio Shares	100,000,000
U.S. Large Cap Growth Portfolio Shares	100,000,000
U.S. Small Cap Growth Portfolio Shares	100,000,000
International Large Cap Growth Portfolio Shares	100,000,000
International Small Cap Growth Portfolio Shares	100,000,000
World ex U.S. Core Equity Portfolio Shares	100,000,000

9

Series Designation	Number of Shares
U.S. Large Cap Equity Portfolio Shares	100,000,000
DFA Short-Duration Real Return Portfolio Shares	100,000,000
Dimensional Retirement Fixed Income Fund IV Shares	100,000,000
DFA Municipal Real Return Portfolio Shares	100,000,000
DFA Municipal Bond Portfolio Shares	100,000,000
DFA NY Municipal Bond Portfolio Shares – Institutional Class	100,000,000
DFA Targeted Credit Portfolio Shares – Institutional Class	100,000,000
VIT Inflation-Protected Securities Portfolio Shares – Institutional Class	100,000,000

    In addition, 14,200,000,000 shares of capital stock of the Corporation remain unallocated and undesignated.

    The shares of capital stock of the Corporation with a par value of One Cent ($0.01) per share allocated to the following Series:

The DFA One-Year Fixed Income Portfolio Shares;
The DFA Short-Term Government Portfolio Shares;
The DFA Intermediate Government Fixed Income Portfolio Shares;
The DFA Five-Year Global Fixed Income Portfolio Shares;
The Large Cap International Portfolio Shares;
U.S. Small Cap Portfolio Shares;
The U.S. Large Cap Value Portfolio Shares;
DFA International Small Cap Value Portfolio Shares;
The DFA Real Estate Securities Portfolio Shares;
The Emerging Markets Portfolio Shares;
Enhanced U.S. Large Company Portfolio Shares;
DFA Two-Year Global Fixed Income Portfolio Shares;
International Small Company Portfolio Shares;
U.S. Targeted Value Portfolio Shares;
Emerging Markets Value Portfolio Shares;
Emerging Markets Core Equity Portfolio Shares;
U.S. Core Equity 1 Portfolio Shares;
U.S. Core Equity 2 Portfolio Shares;
U.S. Vector Equity Portfolio Shares;
International Core Equity Portfolio Shares;
DFA Inflation-Protected Securities Portfolio Shares;
DFA International Real Estate Securities Portfolio Shares;
U.S. Sustainability Core 1 Portfolio Shares;
International Sustainability Core 1 Portfolio Shares;
DFA VA Global Moderate Allocation Portfolio Shares;
World Core Equity Portfolio  Shares;
DFA LTIP Portfolio Shares;

10

Selectively Hedged Global Equity Portfolio Shares;
DFA World ex U.S. Government Fixed Income Portfolio Shares;
DFA Intermediate-Term Municipal Bond Portfolio Shares;
World ex U.S. Targeted Value Portfolio Shares;
International Social Core Equity Portfolio Shares;
U.S. Large Cap Growth Portfolio Shares;
U.S. Small Cap Growth Portfolio Shares;
International Large Cap Growth Portfolio Shares;
International Small Cap Growth Portfolio Shares;
World ex U.S. Core Equity Portfolio Shares;
U.S. Large Cap Equity Portfolio Shares;
DFA Short-Duration Real Return Portfolio Shares;
Dimensional Retirement Fixed Income Fund IV Shares;
DFA Municipal Real Return Portfolio Shares;
DFA NY Municipal Bond Portfolio Shares;
DFA Targeted Credit Portfolio Shares; and
VIT Inflation-Protected Securities Portfolio Shares;

have been further subdivided into the following Classes:

Classes	Number of Shares
The DFA One-Year Fixed Income Portfolio Shares – Institutional Class	2,000,000,000
The DFA Short-Term Government Portfolio Shares – Institutional Class	500,000,000
The DFA Intermediate Government Fixed Income Portfolio Shares – Institutional Class	700,000,000
The DFA Five-Year Global Fixed Income Portfolio Shares – Institutional Class	1,500,000,000
The Large Cap International Portfolio Shares – Institutional Class	500,000,000
U.S. Small Cap Portfolio Shares – Institutional Class	1,000,000,000
The U.S. Large Cap Value Portfolio Shares – Institutional Class	2,000,000,000
DFA International Small Cap Value Portfolio Shares – Institutional Class	2,300,000,000
The DFA Real Estate Securities Portfolio Shares – Institutional Class	700,000,000
The Emerging Markets Portfolio Shares – Institutional Class	500,000,000
Enhanced U.S. Large Company Portfolio Shares – Institutional Class	300,000,000
DFA Two-Year Global Fixed Income Portfolio Shares – Institutional Class	2,000,000,000
International Small Company Portfolio Shares – Institutional Class	1,500,000,000
U.S. Targeted Value Portfolio Shares – Institutional Class	700,000,000

11

Classes	Number of Shares
U.S. Targeted Value Portfolio Shares – Class R1	100,000,000
U.S. Targeted Value Portfolio Shares – Class R2	100,000,000
Emerging Markets Value Portfolio Shares – Institutional Class	1,500,000,000
Emerging Markets Value Portfolio Shares – Class R2	100,000,000
Emerging Markets Core Equity Portfolio Shares – Institutional Class	1,500,000,000
U.S. Core Equity 1 Portfolio Shares – Institutional Class	1,500,000,000
U.S. Core Equity 2 Portfolio Shares – Institutional Class	2,300,000,000
U.S. Vector Equity Portfolio Shares – Institutional Class	1,000,000,000
International Core Equity Portfolio Shares – Institutional Class	2,000,000,000
DFA Inflation-Protected Securities Portfolio Shares – Institutional Class	500,000,000
DFA International Real Estate Securities Portfolio Shares – Institutional Class	1,200,000,000
U.S. Sustainability Core 1 Portfolio Shares – Institutional Class	300,000,000
International Sustainability Core 1 Portfolio Shares – Institutional Class	300,000,000
DFA VA Global Moderate Allocation Portfolio Shares – Class L10	100,000,000
DFA VA Global Moderate Allocation Portfolio Shares – Institutional Class	100,000,000
World Core Equity Portfolio Shares – Institutional Class	100,000,000
DFA LTIP Portfolio Shares – Institutional Class	100,000,000
Selectively Hedged Global Equity Portfolio Shares– Institutional Class	100,000,000
DFA World ex U.S. Government Fixed Income Portfolio Shares – Institutional Class	100,000,000
DFA Intermediate-Term Municipal Bond Portfolio Shares – Institutional Class	100,000,000
World ex U.S. Targeted Value Portfolio Shares – Institutional Class	100,000,000
International Social Core Equity Portfolio Shares – Institutional Class	100,000,000
U.S. Large Cap Growth Portfolio Shares – Institutional Class	100,000,000
U.S. Small Cap Growth Portfolio Shares – Institutional Class	100,000,000
International Large Cap Growth Portfolio Shares – Institutional Class	100,000,000
International Small Cap Growth Portfolio Shares – Institutional Class	100,000,000
World ex U.S. Core Equity Portfolio Shares – Institutional Class	100,000,000
U.S. Large Cap Equity Portfolio Shares – Institutional Class	100,000,000

12

Classes	Number of Shares
DFA Short-Duration Real Return Portfolio Shares – Institutional Class	100,000,000
Dimensional Retirement Fixed Income Fund IV Shares – Institutional Class	100,000,000
DFA Municipal Real Return Portfolio Shares – Institutional Class	100,000,000
DFA NY Municipal Bond Portfolio Shares – Institutional Class	100,000,000
DFA Targeted Credit Portfolio Shares – Institutional Class	100,000,000
VIT Inflation-Protected Securities Portfolio Shares – Institutional Class	100,000,000

FOURTH:  The shares of capital stock designated, allocated and classified pursuant to these Articles Supplementary shall have such preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption as are set forth in the Charter of the Corporation.

FIFTH:  The shares aforesaid have been duly classified by the Board of Directors pursuant to authority contained in the Charter of the Corporation and, to the extent applicable, in accordance with Sections 2-105(c), 2-208 and/or 2-208.1 of the MGCL.

SIXTH:   These Articles Supplementary shall become effective upon filing.

[signatures begin on next page]

13

IN WITNESS WHEREOF, DFA Investment Dimensions Group Inc. has caused these Articles Supplementary to be signed and acknowledged in its name and on its behalf by its Vice President and attested to by its Assistant Secretary on this 7th day of May, 2015; and its Vice President acknowledges that these Articles Supplementary are the act of DFA Investment Dimensions Group Inc., and she further acknowledges that, as to all matters or facts set forth herein which are required to be verified under oath, such matters and facts are true in all material respects to the best of her knowledge, information and belief, and that this statement is made under the penalties for perjury.

ATTEST:                                                                           DFA INVESTMENT DIMENSIONS
GROUP INC.

By:        /s/ Valerie A. Brown                                            By:  /s/ Carolyn L. O
       Valerie A. Brown, Assistant Secretary         Carolyn L. O, Vice President

14

EX-28.d.1.ggg

DFA INVESTMENT DIMENSIONS GROUP INC.

DFA LTIP PORTFOLIO

INVESTMENT MANAGEMENT AGREEMENT

AGREEMENT made this 12th day of March, 2015, by and between DFA INVESTMENT DIMENSIONS GROUP INC., a Maryland corporation (the “Fund”), on behalf of the DFA LTIP Portfolio (formerly, Dimensional Retirement Fixed Income Fund III) (the “Portfolio”), a separate series of the Fund, and DIMENSIONAL FUND ADVISORS LP, a Delaware limited partnership (the “Manager).

1.             Investment Advisory Services.  The Fund hereby employs the Manager to manage the investment and reinvestment of the assets of the Portfolio, to review and supervise the investment and reinvestment of the assets of the Portfolio, to determine in its discretion the securities and instruments to be purchased or sold and the portion of the Portfolio’s assets to be uninvested, to provide the Fund with records concerning the Manager’s activities which the Fund is required to maintain, and to render regular reports to the Fund’s officers and the Board of Directors of the Fund (the “Board”), all in compliance with the investment objective(s), policies, and limitations set forth in the Portfolio’s registration statement, and applicable laws and regulations, or as the Fund may instruct the Manager in writing.  The Manager accepts such employment and agrees to provide, at its own expense, the office space, furnishings and equipment, and the personnel required by it to perform the investment advisory services described herein on the terms and for the compensation provided herein.

2.             Portfolio Transactions.  The Manager is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best available prices and most favorable executions, except as prescribed herein.  It is understood that the Manager will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or to the Portfolio, or be in breach of any obligation owing to the Fund or to the Portfolio under this Agreement, or otherwise, solely by reason of its having caused the Portfolio to pay a member of a securities exchange, a broker, or a dealer a commission for effecting a securities transaction for the Portfolio in excess of the amount of commission another member of an exchange, broker, or dealer would have charged if the Manager determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such member, broker, or dealer, viewed in terms of that particular transaction or the Manager’s overall responsibilities with respect to its accounts, including the Fund, as to which it exercises investment discretion.  The Manager will promptly communicate to the officers and directors of the Fund such information relating to transactions for the Portfolio as they may reasonably request.

3.             Non-Investment Advisory Services.  The Fund hereby employs the Manager to provide certain non-investment advisory services for the Portfolio, subject to the direction of the officers and the Board of the Fund on the terms hereinafter set forth.  Specifically, the Manager shall perform or arrange for the performance, as applicable, at its own expense (except as provided in Section 4 or unless otherwise agreed to by the Manager and the Fund, in which case at the Fund’s expense), the following services to the Fund on behalf of the Portfolio to the extent that any such services are not otherwise provided by any other service provider to the Fund:

(i)
monitor and evaluate the services provided to the Fund for the benefit of the Portfolio by the Portfolio’s custodian, transfer and dividend disbursing agents, printers, insurance carriers (as well as insurance agents and insurance brokers), independent public accountants, legal counsel and other persons and entities who provide similar services to the Fund for the benefit of the Portfolio;

(ii)	monitor the preparation of periodic reports and notices of distributions to shareholders of the Portfolio;

(iii)	coordinate, monitor and evaluate the daily pricing and valuation of the Portfolio’s investment portfolio;

(iv)	monitor the Portfolio’s compliance with recordkeeping requirements of applicable federal, state, and foreign laws and regulations;

(v)	assist the Portfolio to comply with the provisions of applicable federal, state, and foreign tax laws and tax regulations;

(vi)
assist the Portfolio to comply with the provisions of applicable federal, state, local and foreign securities, organizational and other laws that govern the business of the Fund in respect of the Portfolio, including with respect to the preparation of registration statements and other materials in connection with the offering of the Portfolio’s shares;

(vii)
monitor and coordinate the provision of trade administration oversight services to the Portfolio, including settlement oversight services, reconciliation services, collateral management oversight services, and similar services, including recommending corrective action;

(viii)	assist the Portfolio to conduct meetings of the Portfolio’s shareholders if and when called by the Board;

(ix)
furnish such information to the Board as the Board may reasonably require in connection with the annual approval of this Agreement, and coordinate the provision of such other information as the Board may reasonably request; and

(x)	provide the shareholders of the Portfolio with such information regarding the operation and affairs of the Portfolio, and their investment in its shares, as they or the Fund may reasonably request.

The Manager accepts such employment and agrees to provide or coordinate the provision of the non-investment advisory services specified above in this Section 3 for the

2

compensation provided in Section 5. The Manager is not required at its own expense to provide non-investment advisory services to the Fund under this Agreement except as specified in this Section 3. The Manager may provide additional non-investment advisory services, i.e., those not specified in this Section 3, for the benefit of the Portfolio subject to terms mutually agreed upon by the Fund and the Manager.

Subject to approval or ratification by the Board, the Manager may delegate to one or more entities some or all of the services for the Portfolio described in this Section 3 for which the Manager is responsible, provided that the Manager will be responsible for supervising such entities and paying the compensation, if any, of such entities for such services to the Portfolio, except as otherwise agreed to by the Manager and the Fund.

4.             Expenses of the Fund.  Other than as provided for in Sections 1 and 3, the Fund shall be responsible for all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operations, whether incurred directly by the Fund or incurred by the Manager  on behalf of the Fund (together, “fees and expenses”).  Such fees and expenses payable by the Fund shall include, but are not limited to:

(i)	Fees and expenses paid to the Manager as provided herein;

(ii)	Brokerage fees and commissions in connection with the purchase and sale of securities for the Portfolio;

(iii)
Fees and expenses of transfer and dividend disbursing agents, sub-transfer agents, custodians, securities lending agents, administrators and shareholder servicing and record-keeping agents, including the expenses of issue, repurchase or redemption of its shares;

(iv)
Fees and expense of registering and maintaining the registration of the Portfolio and its shares under federal and any applicable state laws; including the printing and distribution of prospectuses to its existing shareholders;

(v)
Fees and expenses incident to meetings of the shareholders of the Fund, reports to the Portfolio’s shareholders, the filing of reports with regulatory bodies and the maintenance of the Portfolio’s and the Fund’s legal existence;

(vi)	Fees and expenses of all audits by independent public accountants;

(vii)	Fees and expenses of legal counsel to the Portfolio and/or the Directors, including the legal fees related to the registration and continued qualification of the Portfolio’s shares for sale;

(viii)	Compensation of, and fees and expenses incurred by those individuals serving as, Directors who are not directors, officers, employees or shareholders of the Manager or any of its affiliates;

3

(ix)
Fees and expenses relating to the pricing and return data of Portfolio assets and related indices to the extent necessary for disclosure in regulatory filings for the Fund, including expenses of obtaining quotations for calculating the value of the Portfolio’s net assets;

(x)	The Portfolio’s pro rata portion of fidelity bond, errors and omissions, and trustees and officer liability insurance premiums;

(xi)	The Portfolio’s pro-rata portion of fees and expenses in connection with membership in investment company organizations or trade associations, as approved by the Board;

(xii)
Salaries and other compensation, in whole or in part, of officers and employees of the Fund who are not officers, directors, or employees of the Manager or its affiliates (provided, however, notwithstanding the employment of officers or personnel by the Manager, the Fund shall be responsible for its pro rata portion of any salary and other compensation as may be payable to the Fund’s chief compliance officer);

(xiii)	Fees and expenses incident to meetings of the Board of Directors/Board of Trustees of the Fund;

(xiv)	Taxes and other governmental fees levied against the Portfolio, and the preparation of the Fund’s tax returns;

(xv)	Investment fees and expenses of the Portfolio, including the interest expense of borrowing money;

(xvi)	Fees and expenses associated with obtaining tax reclaims for the Portfolio;

(xvii)
Fees and expenses associated with preparing the Portfolio’s filings with the Securities and Exchange Commission, Commodity Futures Trading Commission, National Futures Association, or other government agency or regulatory body and any costs associated with disclosure, reporting and recordkeeping requirements with respect to such filings;

(xviii)	Fees and expenses associated with regulatory inquiries and examinations, regulatory proceedings, and regulatory investigations of the Portfolio;

(xix)	Fees and expenses incurred in connection with any litigation or regulatory proceeding, including class action proceedings, bankruptcy proceedings, and responses to subpoenas of any kind;

(xx)	Extraordinary fees and expenses of the Portfolio;

(xxi)
Fees and expenses associated with trade administration oversight services with respect to reconciliations, including:  (a) assistance with Portfolio valuation and tax lot accounting; (b) daily reconciliation of the Portfolio’s

4

cash and positions with the Portfolio’s custodians; (c) detailed reconciliations of the Portfolio’s net asset value; and (d) maintenance of books and records of portfolio transactions;

(xxii)
Fees and expenses associated with trade administration oversight services with respect to settlement oversight, including: (a) capturing information for trades executed for the Portfolio and corporate action elections and transmitting such information to custodians, other fund service providers and other third parties such as securities lending agents; and (b) coordinating with custodians and brokers to identify, investigate and resolve all unmatched and failed trades and matters related to corporate actions;

(xxiii)
Fees and expenses associated with trade administration oversight services with respect to collateral management oversight, including: (a) the administration of the Portfolio’s margin accounts; (b) calculation and management of daily margin calls; (c) transmission of instructions related to collateral settlement; and (d) reviews of collateral eligibility and substitute collateral;

(xxiv)	Fees and expenses related to the Portfolio’s, not the Manager’s, compliance program;

(xxv)	Fees and expenses associated with oversight of the securities lending activities of the Portfolio to the extent permissible by law; and

(xxvi)
Fees and expenses associated with the voting of proxies (or other requests for consent or approval of interest holders) with respect to securities or other assets held by the Portfolio, including certain research services, as approved by the Board.

The Portfolio, at its expense, may enter into agreements with one or more entities (including the Manager) to perform some or all of the services related to the fees and expenses of the Portfolio specified above in this Section 4 or such other services that may be requested by the Board from time to time.  Payment by the Manager of the fees and expenses that shall be borne by the Portfolio under this Agreement shall not prejudice the Manager’s right to seek reimbursement for such fees and expenses or to provide for the future payment by the Portfolio of such fees and expenses.

In carrying out its responsibilities under Section 3 of the Agreement, to the extent the Manager deems necessary or desirable and at the expense of the Portfolio, the Manager shall be entitled to consult with, and obtain the assistance of, the persons described in clause (i) of Section 3 that provide services to the Fund.

To the extent there is uncertainty as to whether a fee or expense should be borne by the Fund, the Board will have discretion to determine, in consultation with the Manager and consistent with applicable law, whether the Fund will bear such fee or expense.

5

5.             Compensation of the Manager.  For the services to be rendered by the Manager as provided in this Agreement, the Fund shall pay to the Manager a fee computed on the aggregate net asset value of the Portfolio as of the close of each business day and payable monthly at the annual rate of 0.10%.  In the event that this Agreement is terminated at other than a month-end, the fee for such month shall be prorated, as applicable.

6.             Reports.  The Fund and the Manager agree to furnish to each other information with regard to their respective affairs as each may reasonably request.

7.             Status of the Manager.  The services of the Manager to the Fund, or with respect to the Portfolio, are not to be deemed exclusive, and the Manager shall be free to render similar services to others, as long as its services to the Fund or to the Portfolio are not impaired thereby.  The Manager shall be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way, or otherwise be deemed an agent of the Fund.

8.             Liability of the Manager.  No provision of this Agreement shall be deemed to protect the Manager against any liability to the Fund or the shareholders of the Portfolio to which it might otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

9.             Permissible Interests.  Subject to and in accordance with the charters of the Fund and the Manager, respectively, directors, officers, and shareholders of the Fund are or may be interested in the Manager (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Manager are or may be interested in the Fund as directors, officers, shareholders, or otherwise; and the Manager (or any successor) is or may be interested in the Fund as a shareholder or otherwise, and the effect of any such interrelationships shall be governed by said charters and the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”).

10.             Duration and Termination.  This Agreement shall become effective on March 12, 2015 and shall continue in effect until March 12, 2017, and thereafter, only if such continuance is approved at least annually by a vote of the Fund’s Board of Directors, including the vote of a majority of the directors who are not parties to this Agreement or interested persons of any such party, cast in person, at a meeting called for the purpose of voting such approval.  In addition, the question of continuance of this Agreement may be presented to the shareholders of the Portfolio; in such event, such continuance shall be effected only if approved by the affirmative vote of the holders of a majority of the outstanding voting securities of the Portfolio.

This Agreement may at any time be terminated without payment of any penalty either by vote of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Portfolio, on not more than (60) sixty days’ written notice to the Manager.

This Agreement shall automatically terminate in the event of its assignment.

6

This Agreement may be terminated by the Manager after ninety (90) days’ written notice to the Fund.

Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed post-paid, to the other party at any office of such party.

As used in this Section, the terms “assignment,” “interested persons,” “voting securities,” and a “majority of the outstanding voting securities” shall have the respective meanings set forth in Section 2(a)(4), Section 2(a)(19), Section 2(a)(42) of the 1940 Act and Rule 18f-2 thereunder.

11.             Severability.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby.

12.             Governing Law.  This Agreement shall be governed and construed in accordance with the laws of the State of Texas.

13.             Use of Names.  The Manager and the Fund agree that the Manager has a proprietary interest in the names “DFA” and “Dimensional,” and that the Fund and/or Portfolio may use such names only as permitted by the Manager, and the Fund further agrees to cease use of such names promptly after receipt of a written request to do so from the Manager.

7

IN WITNESS WHEREOF, the parties hereby have caused this Agreement to be executed this 12th day of March, 2015.

DIMENSIONAL FUND ADVISORS LP	DFA INVESTMENT DIMENSIONS GROUP INC.

By: DIMENSIONAL HOLDINGS INC., General Partner

By: /s/ Julie C. Henderson	By: /s/ Carolyn O
Name Julie C. Henderson	Name Carolyn O
Title Vice President and Controller	Title Vice President

8

EX-28.d.1.www

DFA INVESTMENT DIMENSIONS GROUP INC.

VIT INFLATION-PROTECTED SECURITIES PORTFOLIO

INVESTMENT MANAGEMENT AGREEMENT

AGREEMENT made this ____ day of ____________, 201__, by and between DFA INVESTMENT DIMENSIONS GROUP INC., a Maryland corporation (the “Fund”), on behalf of the VIT Inflation-Protected Securities Portfolio (the “Portfolio”), a separate series of the Fund, and DIMENSIONAL FUND ADVISORS LP, a Delaware limited partnership (the “Manager).

1.             Investment Advisory Services.  The Fund hereby employs the Manager to manage the investment and reinvestment of the assets of the Portfolio, to review and supervise the investment and reinvestment of the assets of the Portfolio, to determine in its discretion the securities and instruments to be purchased or sold and the portion of the Portfolio’s assets to be uninvested, to provide the Fund with records concerning the Manager’s activities which the Fund is required to maintain, and to render regular reports to the Fund’s officers and the Board of Directors of the Fund (the “Board”), all in compliance with the investment objective(s), policies, and limitations set forth in the Portfolio’s registration statement, and applicable laws and regulations, or as the Fund may instruct the Manager in writing.  The Manager accepts such employment and agrees to provide, at its own expense, the office space, furnishings and equipment, and the personnel required by it to perform the investment advisory services described herein on the terms and for the compensation provided herein.

2.             Portfolio Transactions.  The Manager is authorized to select the brokers or dealers that will execute the purchases and sales of portfolio securities for the Portfolio and is directed to use its best efforts to obtain the best available prices and most favorable executions, except as prescribed herein.  It is understood that the Manager will not be deemed to have acted unlawfully, or to have breached a fiduciary duty to the Fund or to the Portfolio, or be in breach of any obligation owing to the Fund or to the Portfolio under this Agreement, or otherwise, solely by reason of its having caused the Portfolio to pay a member of a securities exchange, a broker, or a dealer a commission for effecting a securities transaction for the Portfolio in excess of the amount of commission another member of an exchange, broker, or dealer would have charged if the Manager determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such member, broker, or dealer, viewed in terms of that particular transaction or the Manager’s overall responsibilities with respect to its accounts, including the Fund, as to which it exercises investment discretion.  The Manager will promptly communicate to the officers and directors of the Fund such information relating to transactions for the Portfolio as they may reasonably request.

3.             Non-Investment Advisory Services.  The Fund hereby employs the Manager to provide certain non-investment advisory services for the Portfolio, subject to the direction of the officers and the Board of the Fund on the terms hereinafter set forth.  Specifically, the Manager shall perform or arrange for the performance, as applicable, at its own expense (except as provided in Section 4 or unless otherwise agreed to by the Manager and the Fund, in which case at the Fund’s expense), the following services to the Fund on behalf of the Portfolio to the extent that any such services are not otherwise provided by any other service provider to the Fund:

(i)
monitor and evaluate the services provided to the Fund for the benefit of the Portfolio by the Portfolio’s custodian, transfer and dividend disbursing agents, printers, insurance carriers (as well as insurance agents and insurance brokers), independent public accountants, legal counsel and other persons and entities who provide similar services to the Fund for the benefit of the Portfolio;

(ii)	monitor the preparation of periodic reports and notices of distributions to shareholders of the Portfolio;

(iii)	coordinate, monitor and evaluate the daily pricing and valuation of the Portfolio’s investment portfolio;

(iv)	monitor the Portfolio’s compliance with recordkeeping requirements of applicable federal, state, and foreign laws and regulations;

(v)	assist the Portfolio to comply with the provisions of applicable federal, state, and foreign tax laws and tax regulations;

(vi)
assist the Portfolio to comply with the provisions of applicable federal, state, local and foreign securities, organizational and other laws that govern the business of the Fund in respect of the Portfolio, including with respect to the preparation of registration statements and other materials in connection with the offering of the Portfolio’s shares;

(vii)
monitor and coordinate the provision of trade administration oversight services to the Portfolio, including settlement oversight services, reconciliation services, collateral management oversight services, and similar services, including recommending corrective action;

(viii)	assist the Portfolio to conduct meetings of the Portfolio’s shareholders if and when called by the Board;

(ix)
furnish such information to the Board as the Board may reasonably require in connection with the annual approval of this Agreement, and coordinate the provision of such other information as the Board may reasonably request; and

(x)	provide the shareholders of the Portfolio with such information regarding the operation and affairs of the Portfolio, and their investment in its shares, as they or the Fund may reasonably request.

The Manager accepts such employment and agrees to provide or coordinate the provision of the non-investment advisory services specified above in this Section 3 for the

2

compensation provided in Section 5. The Manager is not required at its own expense to provide non-investment advisory services to the Fund under this Agreement except as specified in this Section 3. The Manager may provide additional non-investment advisory services, i.e., those not specified in this Section 3, for the benefit of the Portfolio subject to terms mutually agreed upon by the Fund and the Manager.

Subject to approval or ratification by the Board, the Manager may delegate to one or more entities some or all of the services for the Portfolio described in this Section 3 for which the Manager is responsible, provided that the Manager will be responsible for supervising such entities and paying the compensation, if any, of such entities for such services to the Portfolio, except as otherwise agreed to by the Manager and the Fund.

4.             Expenses of the Fund.  Other than as provided for in Sections 1 and 3, the Fund shall be responsible for all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operations, whether incurred directly by the Fund or incurred by the Manager  on behalf of the Fund (together, “fees and expenses”).  Such fees and expenses payable by the Fund shall include, but are not limited to:

i.	Fees and expenses paid to the Manager as provided herein;

ii.	Brokerage fees and commissions in connection with the purchase and sale of securities for the Portfolio;

iii.
Fees and expenses of transfer and dividend disbursing agents, sub-transfer agents, custodians, securities lending agents, administrators and shareholder servicing and record-keeping agents, including the expenses of issue, repurchase or redemption of its shares;

iv.
Fees and expense of registering and maintaining the registration of the Portfolio and its shares under federal and any applicable state laws; including the printing and distribution of prospectuses to its existing shareholders;

v.
Fees and expenses incident to meetings of the shareholders of the Fund, reports to the Portfolio’s shareholders, the filing of reports with regulatory bodies and the maintenance of the Portfolio’s and the Fund’s legal existence;

vi.	Fees and expenses of all audits by independent public accountants;

vii.	Fees and expenses of legal counsel to the Portfolio and/or the Directors, including the legal fees related to the registration and continued qualification of the Portfolio’s shares for sale;

viii.	Compensation of, and fees and expenses incurred by those individuals serving as, Directors who are not directors, officers, employees or shareholders of the Manager or any of its affiliates;

3

ix.
Fees and expenses relating to the pricing and return data of Portfolio assets and related indices to the extent necessary for disclosure in regulatory filings for the Fund, including expenses of obtaining quotations for calculating the value of the Portfolio’s net assets;

x.	The Portfolio’s pro rata portion of fidelity bond, errors and omissions, and trustees and officer liability insurance premiums;

xi.	The Portfolio’s pro-rata portion of fees and expenses in connection with membership in investment company organizations or trade associations, as approved by the Board;

xii.
Salaries and other compensation, in whole or in part, of officers and employees of the Fund who are not officers, directors, or employees of the Manager or its affiliates (provided, however, notwithstanding the employment of officers or personnel by the Manager, the Fund shall be responsible for its pro rata portion of any salary and other compensation as may be payable to the Fund’s chief compliance officer);

xiii.	Fees and expenses incident to meetings of the Board of Directors/Board of Trustees of the Fund;

xiv.	Taxes and other governmental fees levied against the Portfolio, and the preparation of the Fund’s tax returns;

xv.	Investment fees and expenses of the Portfolio, including the interest expense of borrowing money;

xvi.	Fees and expenses associated with obtaining tax reclaims for the Portfolio;

xvii.
Fees and expenses associated with preparing the Portfolio’s filings with the Securities and Exchange Commission, Commodity Futures Trading Commission, National Futures Association, or other government agency or regulatory body and any costs associated with disclosure, reporting and recordkeeping requirements with respect to such filings;

xviii.	Fees and expenses associated with regulatory inquiries and examinations, regulatory proceedings, and regulatory investigations of the Portfolio;

xix.	Fees and expenses incurred in connection with any litigation or regulatory proceeding, including class action proceedings, bankruptcy proceedings, and responses to subpoenas of any kind;

xx.	Extraordinary fees and expenses of the Portfolio;

xxi.
Fees and expenses associated with trade administration oversight services with respect to reconciliations, including:  (a) assistance with Portfolio valuation and tax lot accounting; (b) daily reconciliation of the Portfolio’s

4

cash and positions with the Portfolio’s custodians; (c) detailed reconciliations of the Portfolio’s net asset value; and (d) maintenance of books and records of portfolio transactions;

xxii.
Fees and expenses associated with trade administration oversight services with respect to settlement oversight, including: (a) capturing information for trades executed for the Portfolio and corporate action elections and transmitting such information to custodians, other fund service providers and other third parties such as securities lending agents; and (b) coordinating with custodians and brokers to identify, investigate and resolve all unmatched and failed trades and matters related to corporate actions;

xxiii.
Fees and expenses associated with trade administration oversight services with respect to collateral management oversight, including: (a) the administration of the Portfolio’s margin accounts; (b) calculation and management of daily margin calls; (c) transmission of instructions related to collateral settlement; and (d) reviews of collateral eligibility and substitute collateral;

xxiv.	Fees and expenses related to the Portfolio’s, not the Manager’s, compliance program;

xxv.	Fees and expenses associated with oversight of the securities lending activities of the Portfolio to the extent permissible by law; and

xxvi.
Fees and expenses associated with the voting of proxies (or other requests for consent or approval of interest holders) with respect to securities or other assets held by the Portfolio, including certain research services, as approved by the Board.

The Portfolio, at its expense, may enter into agreements with one or more entities (including the Manager) to perform some or all of the services related to the fees and expenses of the Portfolio specified above in this Section 4 or such other services that may be requested by the Board from time to time.  Payment by the Manager of the fees and expenses that shall be borne by the Portfolio under this Agreement shall not prejudice the Manager’s right to seek reimbursement for such fees and expenses or to provide for the future payment by the Portfolio of such fees and expenses.

In carrying out its responsibilities under Section 3 of the Agreement, to the extent the Manager deems necessary or desirable and at the expense of the Portfolio, the Manager shall be entitled to consult with, and obtain the assistance of, the persons described in clause (i) of Section 3 that provide services to the Fund.

To the extent there is uncertainty as to whether a fee or expense should be borne by the Fund, the Board will have discretion to determine, in consultation with the Manager and consistent with applicable law, whether the Fund will bear such fee or expense.

5

5.             Compensation of the Manager.  For the services to be rendered by the Manager as provided in this Agreement, the Fund shall pay to the Manager a fee computed on the aggregate net asset value of the Portfolio as of the close of each business day and payable monthly at the annual rate of 0.10%.  In the event that this Agreement is terminated at other than a month-end, the fee for such month shall be prorated, as applicable.

6.             Reports.  The Fund and the Manager agree to furnish to each other information with regard to their respective affairs as each may reasonably request.

7.             Status of the Manager.  The services of the Manager to the Fund, or with respect to the Portfolio, are not to be deemed exclusive, and the Manager shall be free to render similar services to others, as long as its services to the Fund or to the Portfolio are not impaired thereby.  The Manager shall be deemed to be an independent contractor and shall, unless otherwise expressly provided or authorized, have no authority to act for or represent the Fund in any way, or otherwise be deemed an agent of the Fund.

8.             Liability of the Manager.  No provision of this Agreement shall be deemed to protect the Manager against any liability to the Fund or the shareholders of the Portfolio to which it might otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties or the reckless disregard of its obligations under this Agreement.

9.             Permissible Interests.  Subject to and in accordance with the charters of the Fund and the Manager, respectively, directors, officers, and shareholders of the Fund are or may be interested in the Manager (or any successor thereof) as directors, officers, or shareholders, or otherwise; directors, officers, agents, and shareholders of the Manager are or may be interested in the Fund as directors, officers, shareholders, or otherwise; and the Manager (or any successor) is or may be interested in the Fund as a shareholder or otherwise, and the effect of any such interrelationships shall be governed by said charters and the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”).

10.             Duration and Termination.  This Agreement shall become effective on __________, 201__ and shall continue in effect until__________, 201__, and thereafter, only if such continuance is approved at least annually by a vote of the Fund’s Board of Directors, including the vote of a majority of the directors who are not parties to this Agreement or interested persons of any such party, cast in person, at a meeting called for the purpose of voting such approval.  In addition, the question of continuance of this Agreement may be presented to the shareholders of the Portfolio; in such event, such continuance shall be effected only if approved by the affirmative vote of the holders of a majority of the outstanding voting securities of the Portfolio.

This Agreement may at any time be terminated without payment of any penalty either by vote of the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Portfolio, on not more than (60) sixty days’ written notice to the Manager.

6

This Agreement shall automatically terminate in the event of its assignment.

This Agreement may be terminated by the Manager after ninety (90) days’ written notice to the Fund.

Any notice under this Agreement shall be given in writing, addressed and delivered, or mailed post-paid, to the other party at any office of such party.

As used in this Section, the terms “assignment,” “interested persons,” “voting securities,” and a “majority of the outstanding voting securities” shall have the respective meanings set forth in Section 2(a)(4), Section 2(a)(19), Section 2(a)(42) of the 1940 Act and Rule 18f-2 thereunder.

11.             Severability.  If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule, or otherwise, the remainder of this Agreement shall not be affected thereby.

12.             Governing Law.  This Agreement shall be governed and construed in accordance with the laws of the State of Texas.

13.             Use of Names.  The Manager and the Fund agree that the Manager has a proprietary interest in the names “DFA” and “Dimensional,” and that the Fund and/or Portfolio may use such names only as permitted by the Manager, and the Fund further agrees to cease use of such names promptly after receipt of a written request to do so from the Manager.

7

IN WITNESS WHEREOF, the parties hereby have caused this Agreement to be executed this ____ day of ____________, 201__.

DIMENSIONAL FUND ADVISORS LP	DFA INVESTMENT DIMENSIONS GROUP INC.

By: DIMENSIONAL HOLDINGS INC., General Partner

By:	By:
Name	Name
Title	Title

8

EX-28.d.2.qqq
SUB-ADVISORY AGREEMENT

AGREEMENT dated this ___ day of _________, 201_ among DFA INVESTMENT DIMENSIONS GROUP INC., a Maryland corporation (the “Fund”), DIMENSIONAL FUND ADVISORS LP, a Delaware limited partnership (“DFA”), and DIMENSIONAL FUND ADVISORS LTD., a company organized under the laws of England (“DFAL”).

WHEREAS, DFA is the investment advisor to all the portfolios of the Fund, including the VIT Inflation-Protected Securities Portfolio (the “Portfolio”); and

WHEREAS, the Portfolio invests in United Kingdom and European securities as categorized, defined and limited in accordance with the Fund’s prospectus; and

WHEREAS, DFAL personnel have expertise in certain business areas pertinent to the business operations of the Portfolio and the selection of brokers or dealers and the execution of trades with respect to United Kingdom and European securities; and

WHEREAS, DFA wishes to retain DFAL as sub-advisor with respect to the Portfolio, and DFAL wishes to act as sub-advisor, upon the terms hereinafter set forth.

NOW, THEREFORE, in consideration of the premises and mutual covenants and conditions contained herein, the parties hereto agree as follows:

1.           Services To Be Performed.  DFA hereby employs, subject to approval by the Board of Directors of the Fund and supervision by DFA, DFAL to furnish, at DFAL’s expense, the services described below with respect to the Portfolio:

a.
DFAL shall have the authority and responsibility to select brokers or dealers to execute purchases and sales of eligible securities for the Portfolio. Such authority and responsibility shall include, without limitation, the maintenance of a trading desk; the determination of the best and most efficient means of purchasing and selling such portfolio securities in order to achieve best price and execution; and the allocation of trades among brokers and dealers, including any affiliate of the Fund or of any investment advisor or affiliate thereof, subject to Section 17 of the Investment Company Act of 1940, as amended (the “1940 Act”).  In carrying out its obligations hereunder, DFAL will act with a view to the Portfolio’s objectives as set forth in the Fund’s prospectus and otherwise communicated to DFAL by DFA, including the objectives of receiving best price and execution for portfolio transactions and of causing as little price fluctuation in the market prices of securities being purchased or sold as reasonably possible under prevailing market circumstances as well as in light of the size of the transaction being executed.  DFA will advise DFAL of changes in the Fund’s Amended and Restated Articles of Incorporation, amended and restated bylaws, and prospectus and any objectives not appearing therein as they may be relevant to DFAL’s performance under this Agreement.  DFA will furnish to DFAL reports on cash available for investment and needed for redemption payments.  DFA shall be responsible to the Fund for the preparation of schedules of securities eligible for purchase and sale by the Portfolio (“execution

1

schedules”), and shall prepare such schedules on at least a semi-annual basis, it being understood that DFA may consult with DFAL in connection therewith, and may delegate to DFAL the preparation of such schedules.  On at least a semi-annual basis DFA will review the Portfolio’s holdings, make, itself or in consultation with DFAL, any necessary adjustments to the execution schedules and review the securities trading process and executions.  DFAL is authorized to have orders executed for more or fewer shares than set forth on the execution schedules when market conditions and other factors permit or require, provided that such variances from the execution schedules are within the parameters agreed to by DFA from time to time or in specific cases.  DFAL shall report the results of all trading activities and all such other information relating to portfolio transactions for the Portfolio as DFA may reasonably request, on a daily basis to DFA and any other entity designated by DFA, including without limitation the custodian of the Fund.  DFAL shall review and coordinate its agency trading and execution strategies, practices and results with DFA as frequently as reasonably requested.

b.	DFAL shall maintain, and periodically review with DFA and the Fund, policies and procedures necessary to ensure the effectiveness of on-line communications systems between DFAL, DFA and the Fund.

c.
DFAL shall periodically provide DFA with data concerning the United Kingdom and European markets; and it shall maintain and provide to DFA current financial information with respect to specific issuers in United Kingdom and European markets.  DFAL shall also furnish DFA with advice and information regarding securities of United Kingdom and European market companies and shall provide DFA with such recommendations in connection with the investment therein by the Portfolio as DFAL shall deem necessary and advisable in light of the investment objective and policies of the Portfolio.

2.           Compensation.  For the services provided by DFAL hereunder DFA shall pay DFAL a fee equal to $13,000 (U.S.) per year, to be paid on a quarterly basis. In the event that this Agreement is terminated at other than quarter-end, the fee for such quarter shall be prorated.

3.           Liability of DFAL.  Except as provided by the next sentence, DFAL shall not be liable for any error of judgment or of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of DFAL in the performance of its obligations and duties or by reason of its reckless disregard of its obligations and duties under this Agreement.  The foregoing sentence does not apply to any liability which DFAL may have arising out of the execution by it or any of its employees, officers or agents of portfolio transactions for the Fund.

4.           Term.  This Agreement shall become effective as of _________, 201_, and shall remain in effect until _________, 201_, unless sooner terminated as hereinafter provided and shall continue in effect from year to year thereafter, but only so long as such continuance is specifically approved, at least annually, by (a) the vote of a majority of the Fund’s Directors, or (b) the vote of a majority of the outstanding voting securities of the Portfolio and (c)

2

the vote of a majority of those Directors who are not parties to this Agreement or interested persons of any such party (except as Directors of the Fund) cast in person at a meeting called for the purpose of voting on such approval.  The terms “interested persons” and “vote of a majority of the outstanding voting securities” shall have the meanings respectively set forth in Section 2(a)(19) and Section 2(a)(42) of the 1940 Act.

This Agreement may be terminated by DFA or by DFAL at any time without penalty on ninety (90) days’ written notice to the other party hereto, and may also be terminated at any time without penalty by the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Portfolio on sixty (60) days’ written notice to DFAL by the Fund.

This Agreement shall automatically terminate in the event of its assignment.  The term “assignment” for this purpose shall have the meaning set forth in Section 2(a)(4) of the 1940 Act.

This Agreement shall automatically terminate with respect to the Portfolio in the event that the Investment Management Agreement for the Portfolio between DFA and the Fund is terminated, assigned or not renewed.

5.           Notice.  Any notice under this Agreement shall be in writing, addressed and delivered or mailed, postage prepaid, to the other party at such address as such other party may designate for the receipt of such notices.

6.           Governing Law and Consent to Jurisdiction.  This Agreement shall be governed by, and construed in accordance with, the laws of the State of Maryland without giving effect to the conflict of laws principles thereof; provided that nothing herein shall be construed to preempt, or to be inconsistent with, any U.S. federal law, regulation or rule, including the 1940 Act and the Investment Advisers Act of 1940, as amended (the “Advisers Act”) and any rules and regulations promulgated thereunder.  The parties agree and consent to the jurisdiction of the State and federal courts of Maryland.

7.           Schedules.  Schedules to this Agreement form a part of it.

[signature page follows]

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IN WITNESS WHEREOF, DFA, DFAL and the Fund have caused this Agreement to be executed as of the day and year above written.

DIMENSIONAL FUND ADVISORS LP

By: DIMENSIONAL HOLDINGS INC.,
General Partner

By:
Name:
Title:

DIMENSIONAL FUND ADVISORS LTD.

By:
Name:

Title:

DFA INVESTMENT DIMENSIONS GROUP INC.

By:
Name:

Title:

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Schedule to Sub-Advisory Agreement
FCA Disclosures

Regulations and Client Categorisation

Dimensional Fund Advisors Ltd. (“DFAL”) is authorised and regulated by the Financial Conduct Authority (“FCA”) in the United Kingdom.

Nothing in the Agreement shall exclude any liability of DFAL to Dimensional Fund Advisors LP (“DFA”) arising under the Financial Services and Markets Act 2000, any regulations made under it, or the FCA Rules, or arising under the U.S. federal securities laws and regulations.

DFAL has classified DFA as a Professional Client, in accordance with the FCA Rules. DFA is entitled to request classification as a Retail Client; however, DFAL does not offer a retail service and, consequently, is unable to undertake business for Retail Clients and so will not be able to accept any such request to be re-classified as a Retail Client.

Nature of Investments and Risk Disclosures – For informational purposes only DFAL has provided DFA with a copy of its Form ADV Part 2a which provides a general description of the nature and risks of investments which may be held by the Portfolio, and which are also disclosed in the Portfolio’s registration statement.

Execution Policy – DFAL has provided DFA with a copy of its Form ADV Part 2a which details DFAL’s policy relating to the execution of orders and decisions to deal on behalf of clients, as required by the FCA Rules, and which with respect to the Portfolio will remain consistent with the requirements of the Investment Company Act of 1940, as amended (the “Execution Policy”). DFA hereby confirms that it has read and understood the Execution Policy and agrees to DFAL’s Execution Policy. In particular, DFA expressly agrees that DFAL may trade outside of a Regulated Market or Multilateral Trading Facility, each as defined by and in accordance with the FCA Rules. In effecting transactions for the Portfolio, DFAL will at all times comply with DFAL’s Execution Policy and in particular will act in the best interests of DFA and comply with any applicable obligations regarding best execution under the FCA Rules. Specific instructions from DFA in relation to the execution of orders may prevent DFAL from following its Execution Policy in relation to such orders in respect of the elements of execution covered by the instructions.

Disclosure of DFAL’s Dealing Arrangements – DFAL’s policy regarding its dealing arrangements, including the details of the goods and services that relate to the execution of trades and those which relate to the provision of research are, where relevant, included in its Form ADV Part 2a (“Dealing Arrangements”), and with respect to the Portfolio, will be consistent with the Investment Company Act of 1940, as amended. DFAL shall provide DFA with adequate information regarding its Dealing Arrangements on an annual basis, in accordance with the FCA Rules.

Complaints – All formal complaints should be made in writing to the compliance officers of DFAL and DFA promptly and preferably at the same time. Subsequently, DFA may have a right to complain directly to the Financial Ombudsman Service. A copy of DFAL’s complaints handling procedure is available on request and will otherwise be provided in accordance with the FCA Rules. Nothing contained herein shall limit any right or obligation to report wrongdoing by DFAL to U.S. authorities as provided for under U.S. law.

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Compensation – DFAL is covered by the Financial Services Compensation Scheme. DFA may be entitled to compensation from the scheme if DFAL cannot meet its obligations. This depends on the type of business and the circumstances of the claim. The maximum level of compensation for claims against firms declared in default is 100% of the first £50,000 per person per firm.  Further information about the compensation arrangements is available from the Financial Services Compensation Scheme.

Client Limit Orders – DFA instructs DFAL not to make public Client Limit Orders in respect of shares admitted to trading on a regulated market which are not immediately executed under prevailing market conditions.  A Client Limit Order is a specific instruction from DFA to DFAL to buy or sell a financial instrument at a specified price limit or better and for a specific size.

Conflicts of Interest and Disclosures – DFAL and any affiliate may effect transactions in which DFAL or affiliate or another client of DFAL or an affiliate has, directly or indirectly, a material interest or a relationship of any description with another party which involves or may involve a potential conflict with DFAL’s duty to DFA. DFAL will ensure that such transactions are effected on terms which are not materially less favourable to DFA than if the conflict or potential conflict had not existed and, with respect to the Portfolio, are consistent with the U.S. federal securities laws.

Neither DFAL nor any affiliate shall be liable to account to DFA, unless otherwise required by the U.S. federal securities laws, for any profit, commission or remuneration made or received from or by reason of such transactions or any connected transactions nor will DFAL’s fees, unless otherwise provided, be abated.

DFAL’s Conflicts of Interest Policy, a copy of which has been provided to DFA, sets out the types of actual or potential conflicts of interest which affect DFAL’s business, and provides details of how these are managed.

DFAL will normally act as the agent of DFA, who will therefore be bound by its actions under the Agreement. Nevertheless, none of the services provided hereunder nor any other matter shall give rise to any fiduciary or equitable duties which would prevent or hinder DFAL or any Associate, in effecting transactions with or for DFA.

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EX-28.d.2.rrr
SUB-ADVISORY AGREEMENT

AGREEMENT dated this ___ day of _______, 201_ among DFA INVESTMENT DIMENSIONS GROUP INC., a Maryland corporation (the “Fund”), DIMENSIONAL FUND ADVISORS LP, a Delaware limited partnership (“DFA”), and DFA AUSTRALIA LIMITED, a corporation organized under the laws of New South Wales (“DFA Australia”).

WHEREAS, DFA is the investment advisor to all the portfolios of the Fund, including the VIT Inflation-Protected Securities Portfolio (the “Portfolio”); and

WHEREAS, the Portfolio invests in securities of issuers associated with international markets designated by the Investment Committee of DFA, as categorized, defined, and limited in accordance with the Fund’s prospectus; and

WHEREAS, DFA Australia personnel have expertise in certain business areas pertinent to the business operations of the Portfolio and the selection of brokers or dealers and the execution of trades with respect to international securities; and

WHEREAS, DFA wishes to retain DFA Australia as sub-advisor with respect to the Portfolio, and DFA Australia wishes to act as sub-advisor, upon the terms hereinafter set forth.

NOW, THEREFORE, in consideration of the premises and mutual covenants and conditions contained herein, the parties hereto agree as follows:

1.           Services to Be Performed.  DFA hereby employs, subject to approval by the Board of Directors of the Fund and supervision by DFA, DFA Australia to furnish, at DFA Australia’s expense, the services described below with respect to the Portfolio:

a.
DFA Australia shall have the authority and responsibility to select brokers or dealers to execute purchases and sales of eligible securities for the Portfolio. Such authority and responsibility shall include, without limitation, (i) providing investment and ancillary services for DFA and determining the best and most efficient means of purchasing and selling such portfolio securities in order to receive best price and execution, and (ii) allocating trades among brokers and dealers, including any affiliate of the Fund or of any investment advisor or affiliate thereof, subject to Section 17 of the Investment Company Act of 1940, as amended (the “1940 Act”).  In carrying out its obligations hereunder, DFA Australia will act with a view to the Portfolio’s objectives, as set forth in the Fund’s registration statement, and otherwise communicated to DFA Australia by DFA, including the objectives of receiving best price and execution for portfolio transactions and of causing as little price fluctuation as possible.  DFA Australia shall not receive any commission or rebate from any broker or dealer to whom it allocates trades nor shall it receive any commission from DFA based upon the allocation of trades.  DFA will advise DFA Australia of changes in the Fund’s Amended and Restated Articles of Incorporation, Amended and Restated By-Laws, and registration statement, and any objectives not appearing therein, as they may be relevant to DFA Australia’s performance under this Agreement.  DFA will furnish to DFA Australia reports on cash available for investment and needed for redemption payments.  DFA shall be responsible to the Board of Directors of the Fund for the preparation of schedules of securities eligible for purchase and sale by the Portfolio (“execution schedules”), and shall prepare such schedules on at least a semi-annual basis, it being understood that DFA may consult with DFA Australia in connection therewith, and may delegate to DFA Australia the preparation of such schedules.  On at least a semi-annual basis, DFA will review the Portfolio’s holdings, make, itself or in consultation with DFA Australia, any necessary adjustments to the execution schedules, and review the securities trading process and executions.  DFA Australia is authorized to have orders executed for more or fewer shares than set forth on the execution schedules when market conditions and other factors permit or require, provided that such variances from the execution schedules are within the parameters agreed to by DFA, from time to time, or in specific cases.  DFA Australia shall report the results of all trading activities and all such other information relating to portfolio transactions for the Portfolio as DFA may reasonably request, on a daily basis to DFA and any other entity designated by DFA, including, without limitation, the custodian of the Fund.  DFA Australia shall review and coordinate its agency trading and execution strategies, practices, and results with DFA as frequently as reasonably requested.

b.
DFA Australia shall maintain, and periodically review with DFA and the Fund, policies and procedures necessary to ensure the effectiveness of on-line communications systems between DFA Australia, DFA, and the Fund.

c.
DFA Australia shall periodically provide DFA with data concerning the international markets, and it shall maintain and provide to DFA current financial information with respect to specific international securities on the execution schedules.  DFA Australia shall also furnish DFA with advice and information regarding securities of international companies and shall provide DFA with such recommendations in connection with the investment therein by the Portfolio as DFA Australia shall deem necessary and advisable in light of the investment objective and policies of the Portfolio.

2.           Compensation.  For the services provided by DFA Australia hereunder, DFA shall pay DFA Australia a fee equal to $13,000 (U.S.) per year, to be paid on a quarterly basis.  In the event that this Agreement is terminated at other than quarter-end, the fee for such quarter shall be prorated.

3.           Liability of DFA Australia.  DFA Australia shall not be liable for any error of judgment or of law or for any loss suffered by the Fund in connection with the matters to which this Agreement relates, except loss resulting from willful misfeasance, bad faith, or gross negligence on the part of DFA Australia in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under this Agreement.

4.           Term.  This Agreement shall become effective as of _______, 201_, and shall remain in effect until ___________, 201_, unless sooner terminated as hereinafter provided and shall continue in effect from year to year thereafter, but only so long as such continuance is specifically approved, at least annually, by:  (a) the vote of a majority of the

2

Fund’s Directors, or (b) the vote of a majority of the outstanding voting securities of the Portfolio, and (c) the vote of a majority of those Directors who are not parties to this Agreement or interested persons of any such party (except as Directors of the Fund) cast in person at a meeting called for the purpose of voting on such approval.  The terms “interested persons” and “vote of a majority of the outstanding voting securities” shall have the meanings respectively set forth in Section 2(a)(19) and Section 2(a)(42) of the 1940 Act.

This Agreement may be terminated by DFA or by DFA Australia at any time, without penalty, on ninety (90) days’ written notice to the other party hereto, and may also be terminated at any time without penalty by the Board of Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities of the Portfolio on sixty (60) days’ written notice to DFA Australia by the Fund.

This Agreement shall automatically terminate in the event of its assignment.  The term “assignment” for this purpose shall have the meaning set forth in Section 2(a)(4) of the 1940 Act.

This Agreement shall automatically terminate with respect to the Portfolio in the event that the Investment Management Agreement for the Portfolio between DFA and the Fund is terminated, assigned, or not renewed.

5.           DFA Australia will promptly notify DFA and the Fund of any change in the composition of its Board of Directors.

6.           Notice.  Any notice under this Agreement shall be in writing, addressed and delivered or mailed, postage prepaid, to the other party at such address as such other party may designate for the receipt of such notices.

[signature page follows]

3

IN WITNESS WHEREOF, DFA, DFA Australia, and the Fund have caused this Agreement to be executed as of the day and year above written.

DIMENSIONAL FUND ADVISORS LP

By: DIMENSIONAL HOLDINGS INC.,
General Partner

By:
Name
Title

DFA AUSTRALIA LIMITED

By:
Name
Title

DFA INVESTMENT DIMENSIONS GROUP INC.

By:
Name
Title

4

EX-28.h.5.j
FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENT

FEE WAIVER AND EXPENSE ASSUMPTION AGREEMENT, made this ___ day of __________, 201_, between DFA Investment Dimensions Group Inc., a Maryland corporation (the “Fund”), on behalf of the VIT Inflation-Protected Securities Portfolio (the “Portfolio”), and Dimensional Fund Advisors LP, a Delaware limited partnership (“Dimensional”).

WHEREAS, Dimensional has entered into an Investment Management Agreement with the Fund, on behalf of the Portfolio, pursuant to which Dimensional provides investment management services for the Portfolio, and for which Dimensional is compensated based on the average net assets of the Portfolio; and

WHEREAS, the Fund and Dimensional have determined that it is appropriate and in the best interests of the Portfolio and its shareholders to limit the expenses of the Portfolio;

NOW, THEREFORE, the parties hereto agree as follows:

1.
Fee Waiver and Expense Assumption by Dimensional.  Dimensional agrees to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (excluding the expenses that the Portfolio incurs indirectly through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to 0.18% of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

2.
Duty to Reimburse Dimensional.  If, at any time, the Portfolio Expenses of a class of the Portfolio are less than the Expense Limitation Amount for such class of shares of the Portfolio, the Fund, on behalf of the Portfolio, shall reimburse Dimensional for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. There shall be no obligation of the Fund, on behalf of the Portfolio, to reimburse Dimensional for fees waived or expenses previously assumed by Dimensional more than thirty-six (36) months prior to the date of such reimbursement.

3.	Assignment. No assignment of this Agreement shall be made by Dimensional without the prior consent of the Fund.

4.
Duration and Termination.  This Agreement shall begin on __________, 201_, and shall continue in effect until February 28, 201_, and shall continue in effect from year to year thereafter, unless and until the Fund or Dimensional notifies the other party to the Agreement, at least thirty days (30) prior to the end of the one-year period for the Portfolio, of its intention to terminate the Agreement. This Agreement shall automatically terminate upon the termination of the Investment Management Agreement between Dimensional and the Fund, on behalf of the Portfolio.

IN WITNESS WHEREOF, the parties hereto have executed this Agreement as of the date first written above.

DFA INVESTMENT DIMENSIONS GROUP INC.	DIMENSIONAL FUND ADVISORS LP

By: DIMENSIONAL HOLDINGS INC., General Partner

By:	By:
Name:	Name:
Title:	Title:

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